UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2010

Semi-Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2010. This Semi-Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during the first half of 2010.

The issues that roiled the markets from the beginning of the year through mid-July were the sovereign debt crisis in Europe, the potential for a slowdown in Chinese growth, and the implications of the financial regulation bill that was making its way through Congress. These big picture, macroeconomic drivers were largely responsible for the heightened risk aversion and increased volatility of stock and bond prices.

Markets Continue Turbulent Path

The S&P 500® Index hit its closing high of 1,219 on April 26. It then proceeded to decline more than 15% to a low of 1,022 on July 2, bouncing 10% since then to close at 1,126 on August 5. For the year through that date, the S&P 500 is up 1%.

Yields in the U. S. Bond market traced a similar pattern. The yield on U. S. Treasury bonds began the year at 3.82%, rose to a high of 3.99% on April 5, then proceeded to plummet to a low of 2.93% on June 30. After rising modestly for a few days, it fell back to close at 2.90% on August 5.

Still, bonds were viewed as safer than stocks, a situation that occurs when risk, and thus, uncertainty rises. Corporate bond yield spreads increased, more as the result of the decline in Treasuries than a change in their respective yields. In addition, mutual funds' flows indicate money moved out of stocks and into bonds during the second quarter, depressing the prices of stocks and raising the prices of bonds.

European Union Takes Action

As fear over a possible default by Greece increased, the Euro declined dramatically against the dollar. In addition to Greece, concern was mounting over the same fate for Spain, Portugal, and possibly Italy. While the European Union, in league with the International Monetary Fund, put together a $60 billion loan support package for Greece in early April, markets lagged — reflecting a general opinion that this was too little, too late, and did not go far enough to allay fears regarding the potential insolvency of other European Union members.

Finally, on May 10, the European Union announced the establishment of a €750 billion fund to provide loan backup for any sovereign member that would need help in issuing new debt. This was a stunning response, equivalent in impact and larger in size than the TARP program instituted in the United States to shore up its banking system in the fall of 2008.

Greece, Spain and Portugal have all taken impressive first steps, and each has subsequently been able to roll-over debt issues that matured, albeit at much higher market rates. Thus, for the time being, the panic seems to have eased. Following the lead of the U. S., the European Union promised to conduct "stress tests" on a number of the most important banks within the EU.

The results of those tests were issued in late July, and at least for one day, the U. S. markets responded favorably. However, the commentary attending the release questioned whether the tests had been stringent enough, or had really evaluated European banks' ability to withstand the key threat behind the entire exercise: the failure of one or more of the member sovereign nations.

China Turns Focus Inward

In the early stages of the 2008 financial crisis, China was the first country to initiate a fiscal stimulus program. Its success was demonstrated by an 11.3% increase in gross domestic product ("GDP") during the first quarter of 2010. But inflation had also risen toward a worrisome level of 3%, most of that in the price of food. Late in 2009, Chinese authorities instituted a variety of tightening measures to address a real estate bubble and rising inflation.

For most of the past decade, China was the engine of global growth. However, its efforts to address domestic issues began to be viewed by international markets as a threat to global growth. China recently announced that its 2nd quarter GDP came in at 10.3%, less than the consensus expectation of 10.7%. The real concern is that subsequent GDP reports will show single digit rates.

Given the tenuous nature of economic recovery in Europe and the United States, and the dependence on China for growth among many Asian and South American economies, such a deceleration in growth raises the odds of a so-called "double-dip" — a second recession following on the heels of a prior one.

U. S. Financial Reform Debate

The third issue that has been roiling U. S. markets is the outcome of the Congressional debate over financial reform, with particular attention to the impact on profitability. A bill finally passed in Congress and was signed into law by President Obama on July 21. While some uncertainty regarding the final shape of the Dodd-Frank Wall Street Reform and Consumer Protection Act had been resolved, many key provisions will require the establishment of a bureaucracy to design the specific rules for implementation.

Thus, much like the healthcare reform legislation, the specifics have been left essentially undefined, and it will take years to understand the full ramifications. At the very least, the consensus is that both measures are going to result in higher costs throughout the economy, and will perpetuate a sense of uncertainty in markets over an extended period of time.

Less Robust Second Quarter

While these larger issues contributed to the decline in prices and increased volatility in stock markets, the economic data reported during the second quarter was decidedly less robust than the previous quarter, compounding the concerns of investors. Most worrisome was the data on jobs. For instance, initial jobless claims have stalled in the mid-400,000's, after having declined dramatically from a peak of 650,000 in March 2009. This number needs to fall below 400,000 per month to support sustainable economic growth.

Similarly, the monthly releases of changes in non-farm payrolls, a key measure of trends in hiring, have been generally lower than expectations. In addition, these changes, estimated in the range of 50,000 to 100,000 new jobs per month, have not come close to the rate necessary to keep pace with the growth in the economy, generally regarded to be 150,000 to 200,000 per month. As a result, the unemployment rate has remained close to 10%.

Housing Remains Troubled

As for the residential housing market, it remains troubled. While data on new and exiting home sales indicate an end to the decline, much of this appears to have come from two programs offering tax incentives for new home buyers. In the meantime, delinquency rates remain high. Many observers expect foreclosures to accelerate as efforts by mortgage lenders, prodded by the government, to keep people in their homes prove futile.

In the meantime, the housing stock remains in surplus relative to the current rate of home sales. This does not factor in the so-called "shadow inventory" of homes that sellers have kept off the market in hopes that prices would rise. The oversupply of housing relative to demand suggests that another round of price declines is the more likely scenario.

Uncertainty Ahead

Underscoring the poor employment and housing outlook is the series of revisions in first quarter 2010 U.S. GDP, originally reported at 3.3%, and later lowered to 3.2%, then to 2.7%, and finally to 2.4%. This final number represented a dramatic decline from the fourth quarter 2009 GDP rate of 5.4%. Furthermore, it was reported on May 27, two months into the second quarter, and in the midst of other soft economic data. The rising concern over the possibility of the U.S. economy sinking back into negative growth has been aggravated by this litany of sluggish economic indicators.

Markets don't respond well to uncertainty and negative surprise. While another recession is by no means a foregone conclusion, it is the fear of one that has upset market behavior.

The European Union has taken essentially the same steps as the U.S. did to stabilize its financial crisis, which has some chance of being successful at stabilizing markets. China's current policies to reign in speculation in its housing market and rising inflation could end up in a well-engineered "soft landing" at a somewhat lower growth rate, but one that does not lead the global economy into recession. And global markets will have to endure uncertainty regarding the specific impacts of the spate of new reform legislation in the U.S. Finally, the recent softness in economic data may persist, but not necessarily lead to recession.

Strong Domestic Corporate Earnings

One particularly positive note is that in the U. S. second quarter 2010 corporate earnings reports came in strong and above consensus. In addition, corporate leaders have been surprisingly optimistic based on current order books and continued cost containment, and a surprising number of companies have raised expectations for the third quarter.

Of course, investors are concerned about the future and whether current profit estimates will hold up. The year-over-year comparisons will become increasingly tough to beat, especially in a sluggish economic environment. And any one of the previously discussed macro issues could lead to downward earnings revisions.

We've already seen a recent deceleration in the ratio of positive to negative surprises compared with the trends of the past few quarters. In short, all of these issues will likely foster volatile and sideways markets until greater clarity regarding the future of growth is achieved.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2010

All America Fund	- 5.18%
Equity Index Fund	- 6.71%
Mid-Cap Equity Index Fund	- 1.55%
Small Cap Value Fund	+2.14%
Small Cap Growth Fund	+1.07%
Bond Fund	+5.41%
Money Market Fund	+0.01%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief discussions of each Fund's historical performance for the six months ended June 30, 2010 compared with its relevant index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2010, the S&P 500 of large capitalization stocks decreased by 6.65% on a total return basis, while the Russell 2000® Growth Index was down 1.95% and the Russell 2000® Value Index was down 1.64%.

The All America Fund's return for six months ended June 30, 2010, was -5.18% versus the benchmark return of -6.65%. The outperformance was attributable largely to the outperformance of both the Small Cap Growth and Small Cap Value components of the Fund, which together represent 20% of the overall portfolio. The indexed portion of the Fund, representing 60% of the portfolio, exactly matched the performance of S&P 500, while the Large Cap portion of the Fund, representing 20% of total assets, modestly underperformed the S&P 500 for the period.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

Equity markets moved higher to start the year in a continuation of last year's rally. The S&P 500 peaked at 1,219 on April 26th, which was 9.2% higher than where it started the year. Unfortunately, investors' attention once again migrated to macroeconomic issues headlined by sovereign debt concerns in Europe, which sent the equity market sharply lower from mid-April through the end of the second quarter. The S&P 500 closed at 1,031 on June 30th, which was a decline of 7.5% from where it started the year, and over 15% from the April 26th peak. Energy, Materials, and Information Technology stocks all finished lower by double digits, while Industrials was the top performing sector for the first half of the year with a modest decline of under 1%.

The Equity Index Fund's performance for the six months ended June 30, 2010, was 6.71%, in line with the benchmark return of -6.65%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® Index for the six month period ended June 30. Similar to its large cap counterpart, the midcap benchmark continued to march higher to start the year, before peaking on April 26th and moving sharply lower as of June 30th. While the index finished the six month period with a small decline, the Healthcare sector posted a gain of over 6% in the period, while Materials and Financials posted smaller gains.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2010, was -1.55%, in line with the -1.36% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2010, the Small Cap Value Fund returned 2.14% versus a -1.64% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Consumer Staples, Energy and Technology, while sectors detracting from Fund performance included Finance and Consumer Cyclical.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 1.07% during the six months ended June 30, 2010. The Fund's benchmark, the Russell 2000® Growth Index, returned -2.31% for the period.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Energy, Materials and Industrials, while the only sector detracting from Fund performance was Utilities.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve remained committed to low short-term rates during the first half of 2010 in an effort to stimulate the economy, re-liquefy the banking system and support the mortgage market. Other rates along the Treasury yield curve declined while maintaining a steep configuration. For example, one-year Treasury rates fell 13 basis points to 0.31% and 30-year rates fell 75 basis points to 3.89%.

The corporate bond market also performed well as yield spreads between government and corporate bonds continued to tighten aggressively. This tightening was partially a result of lower new issue volume and an increase in demand by individual and institutional investors desperately searching for income. It was also helped by positive economic expectations on the part of many investors.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities. So long as inflation is perceived as a long-term threat, this strategy will be maintained.

The Bond Fund's return for the six months ended June 30, 2010, was 5.41%, compared to 5.33% for the Barclay's Capital Aggregate Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.01% for the six months ended June 30, 2010, in line with the 0.05% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

The money market sector continued to experience exceedingly low yields and shrinking supply of eligible investments. The Federal Reserve remains committed to a zero interest rate strategy, as the Fed Funds target rate was kept unchanged at a range of 0 to 25 basis points during the first half of 2010. At the June 23rd meeting, the Fed stated that "financial conditions have become less supportive of economic growth on balance, largely reflecting developments abroad." The money market fund continues to focus on liquidity by maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 17, 2010, was 0.00%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, through April 30, 2010, Mutual of America Capital Management Corporation, the Funds' Advisor, contractually agreed to limit each Fund's total operating expenses to its investment management fees. Effective May 1, 2010, a new contractual agreement went into effect which only limits the Equity Index and Mid-Cap Equity Index Funds' total operating expenses to their respective investment management fees. The other Funds' expenses are no longer limited. In addition, effective September 3, 2009, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.13% for the Money Market Fund during the six months ended June 30, 2010 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period ending June 30, 2010 under the expense limitations in effect during the six months ended June 30, 2010 as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 – June 30, 2010
Actual	$1,000.00	$948.20	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.52	$4.99

*  Expenses are equal to the Fund's annual expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 – June 30, 2010
Actual	$1,000.00	$932.90	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$0.61

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 – June 30, 2010
Actual	$1,000.00	$984.50	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$0.61

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 – June 30, 2010
Actual	$1,000.00	$1,021.40	$6.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.96	$6.56

*  Expenses are equal to the Fund's annual expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 – June 30, 2010
Actual	$1,000.00	$1,010.70	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,017.96	$6.56

*  Expenses are equal to the Fund's annual expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 – June 30, 2010
Actual	$1,000.00	$1,054.10	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.53

*  Expenses are equal to the Fund's annual expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 – June 30, 2010
Actual	$1,000.00	$1,000.10	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.65	$2.85

*  Expenses are equal to the Fund's annual expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.0%)
Amazon.com, Inc.*	588	$64,245
Disney (Walt) Co.	3,340	105,210
McDonald's Corp.	1,838	121,069
NIKE, Inc. Cl B	660	44,583
Other Securities	53,077	1,279,727
		1,614,834
CONSUMER STAPLES (5.7%)
Coca-Cola Co.	3,935	197,222
General Mills, Inc.	1,142	40,564
Kraft Foods, Inc. Cl A	2,984	83,552
PepsiCo, Inc.	2,764	168,466
Philip Morris Int'l., Inc.	3,138	143,846
Proctor & Gamble Co.	4,932	295,821
Wal-Mart Stores, Inc.	3,517	169,062
Other Securities	23,049	735,084
		1,833,617
ENERGY (5.2%)
Apache Corp.	572	48,157
Chevron Corp.	3,420	232,081
ConocoPhillips	2,511	123,265
Exxon Mobil Corp.	8,638	492,958
Occidental Petroleum Corp.	1,383	106,698
Schlumberger Ltd.	2,074	114,775
Other Securities	18,029	573,225
		1,691,159
FINANCIALS (8.0%)
Bank of America Corp.	17,110	245,871
Berkshire Hathaway, Inc. Cl B*	2,813	224,168
Citigroup, Inc.*	38,918	146,332
Goldman Sachs Group, Inc.	870	114,205
JPMorgan Chase & Co.	6,684	244,701
Simon Property Group, Inc.	498	40,214
U.S. Bancorp	3,217	71,900
Wells Fargo & Co.	8,886	227,482
Other Securities	48,082	1,275,337
		2,590,210
HEALTH CARE (6.0%)
Abbott Laboratories	2,630	123,031
Gilead Sciences, Inc.*	1,519	52,071

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	4,707	$277,995
McKesson Corp.	468	31,431
Medtronic, Inc.	1,886	68,405
Merck & Co., Inc.	5,357	187,334
Pfizer, Inc.	14,082	200,809
Other Securities	27,363	990,155
		1,931,231
INDUSTRIALS (5.1%)
Boeing Co.	1,286	80,697
General Electric Co.	18,208	262,559
United Technologies Corp.	1,581	102,623
Other Securities	25,597	1,194,074
		1,639,953
INFORMATION TECHNOLOGY (9.2%)
Apple, Inc.*	1,543	388,109
Cisco Systems, Inc.*	9,617	204,938
Google, Inc.*	414	184,209
Hewlett-Packard Co.	4,001	173,163
Int'l. Business Machines Corp.	2,197	271,286
Intel Corp.	9,618	187,070
Microsoft Corp.	13,032	299,866
Oracle Corp.	6,674	143,224
QUALCOMM, Inc.	2,800	91,952
Other Securities	52,361	1,041,473
		2,985,290
MATERIALS (1.7%)
Other Securities	14,637	544,698
TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	10,148	245,480
Verizon Communications, Inc.	4,816	134,944
Other Securities	10,670	98,994
		479,418
UTILITIES (1.9%)
Other Securities	20,206	596,454
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $18,137,165) 49.3%		$15,906,864

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	AAA	0.06 - 0.16%	07/08/10 - 09/09/10	$500,000	$499,923
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $499,963) 1.6%					499,923
TOTAL INDEXED ASSETS (Cost: $18,637,128) 50.9%					$16,406,787

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.0%)
Amazon.com, Inc.*	623	$68,069
Disney (Walt) Co.	2,478	78,057
McDonald's Corp.	1,418	93,404
NIKE, Inc. Cl B	999	67,482
Other Securities	62,705	1,301,314
		1,608,326
CONSUMER STAPLES (3.4%)
American Italian Pasta Co. Cl A*	3,089	163,315
General Mills, Inc.	2,786	98,959
Kraft Foods, Inc. Cl A	2,347	65,716
PepsiCo, Inc.	2,102	128,117
Proctor & Gamble Co.	2,286	137,114
Wal-Mart Stores, Inc.	3,043	146,277
Other Securities	17,447	359,827
		1,099,325
ENERGY (3.7%)
Apache Corp.	817	68,783
ConocoPhillips	2,307	113,251
Exxon Mobil Corp.	4,414	251,907
McMoRan Exploration Co.*	13,820	153,540
Occidental Petroleum Corp.	1,287	99,292
Other Securities	21,658	513,505
		1,200,278
FINANCIALS (8.6%)
Bank of America Corp.	9,106	130,853
Berkshire Hathaway, Inc. Cl B*	1,519	121,049
Citigroup, Inc.*	14,548	54,700
Goldman Sachs Group, Inc.	578	75,874
JPMorgan Chase & Co.	4,350	159,254
Simon Property Group, Inc.	884	71,383
U.S. Bancorp	2,581	57,685
Wells Fargo & Co.	5,220	133,632
Other Securities	128,274	1,972,941
		2,777,371
HEALTH CARE (5.9%)
Abbott Laboratories	2,774	129,768
Enzon Pharmaceuticals, Inc.*	12,683	135,074
Gilead Sciences, Inc.*	2,123	72,776
Johnson & Johnson	2,920	172,455
McKesson Corp.	1,178	79,114
Medtronic, Inc.	1,221	44,286

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	3,802	$132,956
Other Securities	71,846	1,133,484
		1,899,913
INDUSTRIALS (5.8%)
Boeing Co.	1,826	114,582
General Electric Co.	10,739	154,856
United Technologies Corp.	1,298	84,253
Other Securities	73,266	1,524,121
		1,877,812
INFORMATION TECHNOLOGY (9.1%)
Apple, Inc.*	992	249,518
Cisco Systems, Inc.*	5,725	122,000
Google, Inc.*	254	113,017
Hewlett-Packard Co.	2,694	116,596
Int'l. Business Machines Corp.	1,243	153,486
Intel Corp.	4,407	85,716
Microsoft Corp.	5,640	129,776
Oracle Corp.	4,340	93,136
QUALCOMM, Inc.	2,005	65,844
Other Securities	107,931	1,827,174
		2,956,263
MATERIALS (2.6%)
Other Securities	54,559	833,062
TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	4,771	115,410
Other Securities	26,728	236,805
		352,215
UTILITIES (1.4%)
Other Securities	15,329	441,579
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $14,923,771) 46.6%		15,046,144
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (2)
Energy XXI (Bermuda) Ltd., 7.25%	100	16,268
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.0% (2)		$16,268

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(3)	NR	7.25%	07/15/10	$60,000	$0
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $59,655) 0.0%					0
TOTAL ACTIVE ASSETS (Cost: $14,993,426) 46.6%					15,062,412
TEMPORARY CASH INVESTMENTS (4) (Cost: $755,500) 2.3%					755,500
TOTAL INVESTMENTS (Cost: $34,386,054) 99.8%					32,224,699
OTHER NET ASSETS 0.2%					81,080
NET ASSETS 100.0%					$32,305,779

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (9.4%)
Comcast Corp. Cl A	10,992	$190,931
Disney (Walt) Co.	7,614	239,841
Home Depot, Inc.	6,532	183,353
McDonald's Corp.	4,191	276,061
Other Securities	106,321	2,790,598
		3,680,784
CONSUMER STAPLES (10.6%)
Altria Group, Inc.	8,080	161,923
Coca-Cola Co.	8,971	449,627
CVS Caremark Corp.	5,167	151,496
Kraft Foods, Inc. Cl A	6,800	190,400
PepsiCo, Inc.	6,302	384,107
Philip Morris Int'l., Inc.	7,153	327,894
Proctor & Gamble Co.	11,244	674,415
Wal-Mart Stores, Inc.	8,021	385,569
Other Securities	41,906	1,455,026
		4,180,457
ENERGY (9.8%)
Chevron Corp.	7,794	528,901
ConocoPhillips	5,720	280,795
Exxon Mobil Corp.	19,681	1,123,202
Occidental Petroleum Corp.	3,153	243,254
Schlumberger Ltd.	4,726	261,537
Other Securities	42,359	1,414,957
		3,852,646
FINANCIALS (14.9%)
American Express Co.	4,701	186,630
Bank of America Corp.	39,057	561,249
Berkshire Hathaway, Inc. Cl B*	6,411	510,893
Citigroup, Inc.*	88,052	331,076
Goldman Sachs Group, Inc.	1,984	260,440
JPMorgan Chase & Co.	15,237	557,827
U.S. Bancorp	7,337	163,982
Wells Fargo & Co.	20,273	518,989
Other Securities	106,051	2,812,601
		5,903,687
HEALTH CARE (11.1%)
Abbott Laboratories	5,995	280,446
Amgen, Inc.*	3,732	196,303

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Bristol-Myers Squibb Co.	6,737	$168,021
Johnson & Johnson	10,729	633,655
Medtronic, Inc.	4,301	155,997
Merck & Co., Inc.	12,218	427,263
Pfizer, Inc.	32,084	457,518
Other Securities	56,429	2,082,423
		4,401,626
INDUSTRIALS (9.5%)
3M Co.	2,778	219,434
Boeing Co.	2,929	183,795
General Electric Co.	41,510	598,574
United Parcel Service, Inc. Cl B	3,847	218,856
United Technologies Corp.	3,603	233,871
Other Securities	51,734	2,283,888
		3,738,418
INFORMATION TECHNOLOGY (17.3%)
Apple, Inc.*	3,518	884,883
Cisco Systems, Inc.*	21,916	467,030
Google, Inc.*	944	420,033
Hewlett-Packard Co.	9,121	394,757
Int'l. Business Machines Corp.	5,006	618,141
Intel Corp.	21,938	426,694
Microsoft Corp.	29,711	683,650
Oracle Corp.	15,217	326,557
QUALCOMM, Inc.	6,378	209,454
Other Securities	119,361	2,374,583
		6,805,782
MATERIALS (3.2%)
Other Securities	33,375	1,241,839
TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	23,135	559,636
Verizon Communications, Inc.	10,974	307,491
Other Securities	24,331	225,785
		1,092,912
UTILITIES (3.5%)
Other Securities	46,065	1,359,688
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $40,252,644) 92.1%		$36,257,839

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.6%)
U.S. Treasury Bill (1)	AAA	0.06 - 0.16%	07/08/10 - 09/09/10	$2,600,000	$2,599,518
COMMERCIAL PAPER (1.3%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/10	530,000	530,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,129,578) 7.9%					3,129,518
TOTAL INVESTMENTS (Cost: $43,382,222) 100.0%					39,387,357
OTHER NET ASSETS 0.0% (2)					36
NET ASSETS 100.0%					$39,387,393

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (12.8%)
Advance Auto Parts, Inc.	2,311	$115,966
BorgWarner, Inc.*	3,077	114,895
Chipotle Mexican Grill, Inc. Cl A*	822	112,458
Dollar Tree, Inc.*	3,374	140,439
Netflix, Inc.*	1,091	118,537
NVR, Inc.*	162	106,115
PetSmart, Inc.	3,164	95,458
Other Securities	119,457	2,390,738
		3,194,606
CONSUMER STAPLES (3.5%)
Church & Dwight Co., Inc.	1,890	118,522
Other Securities	24,196	757,495
		876,017
ENERGY (5.4%)
Cimarex Energy Co.	2,204	157,762
Newfield Exploration Co.*	3,563	174,088
Pride International, Inc.*	4,556	101,781
Other Securities	43,133	914,590
		1,348,221
FINANCIALS (19.3%)
AMB Property Corp.	4,470	105,984
Everest Re Group Ltd.	1,546	109,333
Federal Realty Investment Trust	1,624	114,118
Nationwide Health Pptys., Inc.	3,213	114,929
New York Community Bancorp, Inc.	11,506	175,695
Rayonier, Inc.	2,130	93,763
SL Green Realty Corp	2,075	114,208
The Macerich Co.	3,406	127,112
Other Securities	188,641	3,861,681
		4,816,823
HEALTH CARE (11.6%)
Beckman Coulter, Inc.	1,839	110,873
Edwards Lifesciences Corp.*	2,971	166,435
Hologic, Inc.*	6,808	94,835
Mettler-Toledo Int'l., Inc.*	890	99,351
Perrigo Co.	2,133	125,996
ResMed, Inc.*	2,038	123,931
Schein (Henry), Inc.*	2,388	131,101
Universal Health Svcs., Inc. Cl B	2,621	99,991

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Vertex Pharmaceuticals, Inc.*	5,182	$170,488
Other Securities	59,068	1,761,891
		2,884,892
INDUSTRIALS (13.6%)
AMETEK, Inc.	2,788	111,938
Bucyrus International, Inc.	2,167	102,824
Joy Global, Inc.	2,720	136,245
Kansas City Southern*	2,685	97,600
Other Securities	102,904	2,951,247
		3,399,854
INFORMATION TECHNOLOGY (14.1%)
ANSYS, Inc.*	2,383	96,678
Avnet, Inc.*	4,016	96,826
Cree, Inc.*	2,828	169,765
Equinix, Inc.*	1,190	96,652
F5 Networks, Inc.*	2,097	143,791
Lam Research Corp.*	3,374	128,414
Rovi Corp.*	2,763	104,745
Sybase, Inc.*	2,286	147,813
Other Securities	141,945	2,521,209
		3,505,893
MATERIALS (6.1%)
Albemarle Corp.	2,390	94,907
Ashland, Inc.	2,020	93,768
Lubrizol Corp.	1,795	144,156
Martin Marietta Materials, Inc.	1,193	101,178
Other Securities	45,312	1,092,573
		1,526,582
TELECOMMUNICATION SERVICES (0.8%)
Other Securities	13,488	193,515
UTILITIES (5.9%)
Alliant Energy Corp.	2,929	92,966
National Fuel Gas Co.	2,155	98,871
NSTAR	2,806	98,210
Other Securities	55,422	1,187,709
		1,477,756
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $24,814,182) 93.1%		$23,224,159

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill (1)	AAA	0.06 - 0.16%	07/08/10 - 09/09/10	$500,000	$499,899
COMMERCIAL PAPER (4.8%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/10	800,000	800,000
General Electric Capital Svcs.	A-1+	0.35	08/17/10	400,000	399,817
					1,199,817
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,776) 6.8%					1,699,716
TEMPORARY CASH INVESTMENTS (4) (Cost: $37,100) 0.2%					37,100
TOTAL INVESTMENTS (Cost: $26,551,058) 100.1%					24,960,975
OTHER NET ASSETS (0.1%)					(25,952)
NET ASSETS 100.0%					$24,935,023

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
CPI Corp.	2,030	$45,513
Dillard's, Inc. Cl A	2,866	61,619
Rent-A-Center, Inc.*	2,514	50,934
Tupperware Brands Corp.	1,095	43,636
Wolverine World Wide, Inc.	1,638	41,310
Other Securities	4,472	55,477
		298,489
CONSUMER STAPLES (4.6%)
American Italian Pasta Co. Cl A*	3,414	180,497
Other Securities	2,685	40,853
		221,350
ENERGY (4.6%)
MarkWest Energy Partners LP	1,733	56,704
McMoRan Exploration Co.*	7,640	84,880
Other Securities	4,797	80,421
		222,005
FINANCIALS (31.0%)
Ashford Hospitality Trust, Inc.*	8,652	63,419
Aspen Insurance Hldgs. Ltd.	1,912	47,303
Brookline Bancorp, Inc.	4,898	43,494
Forest City Enterprises, Inc. Cl A*	3,750	42,450
Glacier Bancorp, Inc.	2,709	39,741
Highwoods Properties, Inc.	1,636	45,415
iShares Russell 2000 Value Index Fund	1,360	77,574
Meadowbrook Insurance Group, Inc.	5,629	48,578
NBH Hldgs. Co.†***	2,038	39,741
NewAlliance Bancshares, Inc.	4,034	45,221
Pennsylvania REIT	3,732	45,605
PHH Corp.*	2,040	38,842
ProAssurance Corp.*	931	52,844
Senior Housing Pptys. Trust	2,036	40,944
SVB Financial Group*	1,050	43,292
Westamerica Bancorporation	961	50,472
Other Securities	65,146	744,771
		1,509,706
HEALTH CARE (4.4%)
Enzon Pharmaceuticals, Inc.*	7,645	81,419
Other Securities	17,291	130,340
		211,759
INDUSTRIALS (15.1%)
Actuant Corp. Cl A	2,580	48,581
Alaska Air Group, Inc.*	1,126	50,614
Ameron International Corp.	1,080	65,156
Encore Wire Corp.	2,310	42,019
Genesee & Wyoming, Inc. Cl A*	1,433	53,465
Kaydon Corp.	1,570	51,590
Miller Industries, Inc.	3,550	47,819

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Mueller Industries, Inc.	2,733	$67,232
Old Dominion Freight Line, Inc.*	1,637	57,524
Orion Marine Group, Inc.*	3,560	50,552
Tutor Perini Corp.*	2,610	43,013
Other Securities	13,135	158,084
		735,649
INFORMATION TECHNOLOGY (8.7%)
Sybase, Inc.*	761	49,206
Tibco Software, Inc.*	4,108	49,542
Other Securities	21,625	324,977
		423,725
MATERIALS (9.1%)
Commercial Metals Co.	3,310	43,758
Crown Hldgs., Inc.*	4,516	113,081
Cytec Industries, Inc.	1,106	44,229
Kaiser Aluminum Corp.	1,560	54,085
Silgan Hldgs., Inc.	2,840	80,599
Taseko Mines Ltd.*	16,512	70,671
Other Securities	5,605	38,257
		444,680
TELECOMMUNICATION SERVICES (1.7%)
Consolidated Comms. Hldgs., Inc.	2,459	41,828
Syniverse Hldgs., Inc.*	1,961	40,102
		81,930
UTILITIES (4.7%)
Avista Corp.	2,520	49,216
Unisource Energy Corp.	1,680	50,702
Other Securities	5,611	128,706
		228,624
TOTAL COMMON STOCKS (Cost: $4,092,570) 90.0%		4,377,917
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	89	14,478
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.3%		14,478
TEMPORARY CASH INVESTMENTS (5) (Cost: $450,000) 9.2%		450,000
TOTAL INVESTMENTS (Cost: $4,551,470) 99.5%		4,842,395
OTHER NET ASSETS 0.5%		26,352
NET ASSETS 100.0%		$4,868,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.4%)
California Pizza Kitchen, Inc.*	3,146	$47,662
Carter's, Inc.*	1,725	45,281
Deckers Outdoor Corp.*	294	42,004
Grand Canyon Education, Inc.*	1,800	42,174
Gymboree Corp.*	907	38,738
OfficeMax, Inc.*	4,552	59,449
P.F. Chang's China Bistro, Inc.	797	31,601
Pinnacle Entertainment, Inc.*	5,056	47,830
Shutterfly, Inc.*	1,986	47,585
Tupperware Brands Corp.	1,046	41,683
Other Securities	10,849	121,772
		565,779
CONSUMER STAPLES (2.7%)
Hain Celestial Group, Inc.*	1,625	32,776
Pantry, Inc.*	2,925	41,272
Other Securities	1,778	41,121
		115,169
ENERGY (4.4%)
Brigham Exploration Co.*	4,224	64,965
McMoRan Exploration Co.*	7,082	78,680
Other Securities	1,716	40,829
		184,474
FINANCIALS (6.3%)
iShares Russell 2000 Growth Index Fund	1,550	103,194
Signature Bank*	876	33,297
Other Securities	5,006	126,815
		263,306
HEALTH CARE (19.2%)
Abiomed, Inc.*	4,128	39,959
Almost Family, Inc.*	901	31,472
Alphatec Hldgs., Inc.*	6,367	29,543
Cyberonics, Inc.*	1,450	34,336
Enzon Pharmaceuticals, Inc.*	5,970	63,581
HMS Hldgs. Corp.*	776	42,075
MedAssets, Inc.*	1,692	39,051
Neogen Corp.*	1,488	38,762
NuVasive, Inc.*	925	32,801
Salix Pharmaceuticals Ltd.*	1,275	49,763
Steris Corp.	1,951	60,637
Other Securities	26,628	348,793
		810,773

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (12.0%)
Genesee & Wyoming, Inc. Cl A*	951	$35,482
Old Dominion Freight Line, Inc.*	961	33,770
RBC Bearings, Inc.*	1,079	31,280
Robbins & Myers, Inc.	1,559	33,893
Sun Hydraulics Corp.	1,393	32,680
Teledyne Technologies, Inc.*	989	38,156
Other Securities	23,138	299,387
		504,648
INFORMATION TECHNOLOGY (26.4%)
Adtran, Inc.	1,100	29,997
CyberSource Corp.*	1,306	33,342
Forrester Research, Inc.*	1,408	42,606
Global Cash Access Hldgs., Inc.*	5,552	40,030
Informatica Corp.*	1,994	47,617
LogMeIn, Inc.*	1,656	43,437
Parametric Technology Corp.*	3,053	47,841
Plexus Corp.*	1,729	46,233
Riverbed Technology, Inc.*	1,196	33,034
Super Micro Computer, Inc.*	3,098	41,823
Tibco Software, Inc.*	2,781	33,539
Websense, Inc.*	1,625	30,713
Other Securities	46,473	643,953
		1,114,165
MATERIALS (4.2%)
Innophos Hldgs., Inc.	1,448	37,764
US Gold Corp.*	11,964	59,940
Other Securities	3,818	79,395
		177,099
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	2,239	38,085
Syniverse Hldgs., Inc.*	1,947	39,816
		77,901
TOTAL COMMON STOCKS (Cost: $3,413,935) 90.5%		3,813,314
TEMPORARY CASH INVESTMENTS (5) (Cost: $500,000) 11.9%		500,000
TOTAL INVESTMENTS (Cost: $3,913,935) 102.4%		4,313,314
OTHER NET ASSETS (2.4%)		(101,682)
NET ASSETS 100.0%		$4,211,632

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (32.7%)
U.S. Treasury Bond	AAA	3.50%	02/15/39	$2,000,000	$1,857,812
U.S. Treasury Note	AAA	1.00 - 3.63	12/31/11 - 02/15/20	11,250,000	11,571,613
U.S. Treasury Strip	AAA	0.00	02/15/17 - 11/15/24	10,000,000	7,652,145
					21,081,570
U.S. GOVERNMENT AGENCIES (34.8%)
MORTGAGE-BACKED OBLIGATIONS (34.8%)
FHARM	AAA	4.64 - 5.76	02/01/36 - 09/01/39	1,333,851	1,419,005
FHLMC	AAA	4.00 - 6.00	03/01/21 - 08/15/35	2,333,832	2,471,759
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	15,382,972	16,513,065
GNMA (6)	AAA	5.00 - 7.00	10/16/27 - 11/15/39	1,574,755	1,674,114
Vendee Mortgage Trust (6)	AAA	5.25	01/15/32	346,240	372,045
					22,449,988
CORPORATE DEBT (31.1%)
CONSUMER DISCRETIONARY (4.5%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	279,625
Black & Decker Corp.	A	4.75	11/01/14	250,000	270,012
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	278,253
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	269,293
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	534,850
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	266,257
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	278,333
Other Securities				700,000	692,240
					2,868,863
CONSUMER STAPLES (2.1%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	285,974
Hershey Co.	A	4.85	08/15/15	250,000	273,948
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	273,743
Kroger Co.	BBB	4.95	01/15/15	250,000	269,275
Sara Lee Corp.	BBB	6.25	09/15/11	250,000	264,734
					1,367,674
ENERGY (4.2%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	259,562
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	258,474
Noble Corp.	A-	7.50	03/15/19	250,000	299,453
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	954,986
Weatherford Int'l. Ltd.	BBB	5.50	02/15/16	250,000	266,543
Other Securities				650,000	660,445
					2,699,463
FINANCIALS (11.3%)
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	275,285
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	264,061
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	261,936
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	485,820
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	520,486
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	537,321
GMAC LLC	B	0.00	12/01/12	500,000	417,500
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	500,000	514,981

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Odyssey Re Hldgs. Corp.	BBB-	6.88%	05/01/15	$250,000	$273,880
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	334,281
Protective Life Corp.	A-	7.38	10/15/19	310,000	336,583
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	268,021
Other Securities				2,750,000	2,826,239
					7,316,394
HEALTH CARE (1.7%)
Allergan, Inc.	NR	5.75	04/01/16	250,000	292,477
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	269,697
Wyeth	AA	5.50	03/15/13	250,000	276,519
Other Securities				250,000	257,500
					1,096,193
INDUSTRIALS (2.4%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	264,873
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	263,146
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	322,190
Other Securities				700,000	715,758
					1,565,967
INFORMATION TECHNOLOGY (0.4%)
Other Securities				250,000	256,798
MATERIALS (2.0%)
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	269,104
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	275,115
Other Securities				700,000	724,515
					1,268,734
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	A	7.00	03/15/16	250,000	293,446
Other Securities				250,000	251,059
					544,505
UTILITIES (1.7%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	268,103
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	272,558
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	282,125
Other Securities				250,000	253,941
					1,076,727
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,017,202) 98.6%					$63,592,876

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.2%)
San Diego Gas & Electric Co.†	A-1	0.10%	07/01/10	$1,430,000	$1,430,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,430,000) 2.2%					1,430,000
TEMPORARY CASH INVESTMENTS (4) (Cost: $64,700) 0.1%					64,700
TOTAL INVESTMENTS (Cost: $61,511,902) 100.9%					65,087,576
OTHER NET ASSETS (0.9%)					(553,896)
NET ASSETS 100.0%					$64,533,680

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.7%)
U.S. Treasury Bill	AAA	0.13%	08/19/10	$3,100,000	$3,099,451
U.S. Treasury Bill	AAA	0.16	08/26/10	3,437,000	3,436,171
					6,535,622
U.S. GOVERNMENT AGENCIES (25.4%)
FHLB	AAA	0.17	07/02/10	200,000	199,999
FHLB	AAA	0.18	07/16/10	2,949,000	2,948,779
FHLB	AAA	0.18	08/05/10	900,000	899,842
FHLMC	AAA	0.16	07/06/10	4,470,000	4,469,904
FHLMC	AAA	0.18	07/06/10	364,000	363,991
FHLMC	AAA	0.18	07/14/10	870,000	869,943
FHLMC	AAA	0.19	07/19/10	300,000	299,971
FNMA	AAA	0.16	07/14/10	900,000	899,955
FNMA	AAA	0.18	07/09/10	728,000	727,971
FNMA	AAA	0.18	07/12/10	500,000	499,984
FNMA	AAA	0.19	07/09/10	265,000	264,989
FNMA	AAA	0.20	08/02/10	300,000	299,947
FNMA	AAA	0.20	08/04/10	270,000	269,949
					13,015,224
COMMERCIAL PAPER (62.6%)
Abbott Laboratories†	A-1+	0.20	08/10/10	700,000	699,844
Alabama Power Co.†	A-1	0.16	07/06/10	1,300,000	1,299,971
AT&T, Inc.†	A-1	0.20	07/30/10	1,350,000	1,349,782
Baker Hughes, Inc.†	A-1	0.20	07/02/10	1,350,000	1,349,993
Becton, Dickinson & Co.	A-1+	0.20	07/19/10	1,350,000	1,349,865
Campbell Soup Co.†	A-1	0.20	07/01/10	517,000	517,000
Campbell Soup Co.†	A-1	0.20	07/07/10	800,000	799,973
Coca-Cola Co.†	A-1	0.24	07/12/10	1,350,000	1,349,901
Dell Inc.†	A-1	0.19	07/23/10	1,350,000	1,349,843
Disney (Walt) Co.†	A-1	0.19	07/23/10	1,300,000	1,299,849
Ecolab, Inc.†	A-1	0.21	07/28/10	1,350,000	1,349,787
Emerson Electric Co.†	A-1	0.16	08/05/10	250,000	249,961
Emerson Electric Co.†	A-1	0.17	07/16/10	850,000	849,940
Emerson Electric Co.†	A-1	0.22	07/26/10	250,000	249,962
General Electric Capital Svcs.	A-1+	0.28	08/27/10	800,000	799,645
General Electric Capital Svcs.	A-1+	0.34	08/06/10	550,000	549,813
Hewlett-Packard Co.†	A-1	0.19	07/30/10	1,350,000	1,349,793
Int'l. Business Machines Corp.†	A-1	0.19	07/02/10	1,350,000	1,349,993
Kimberly-Clark Worldwide†	A-1+	0.19	07/06/10	1,350,000	1,349,964
Madison Gas & Electric	A-1+	0.20	07/15/10	850,000	849,934
Madison Gas & Electric	A-1+	0.20	07/26/10	500,000	499,931
Medtronic, Inc.†	A-1+	0.21	08/10/10	1,325,000	1,324,691
Merck & Co. Inc.†	A-1+	0.17	07/27/10	1,350,000	1,349,834
National Rural Utilities	A-1	0.19	08/10/10	1,350,000	1,349,715
Nestle Capital Corp.†	A-1+	0.20	07/01/10	500,000	500,000
Nestle Capital Corp.†	A-1+	0.23	08/06/10	870,000	869,800
NetJets, Inc.†	A-1+	0.21	07/06/10	800,000	799,979
NetJets, Inc.†	A-1+	0.22	08/09/10	350,000	349,917

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
NSTAR Electric Co.	A-1	0.17%	07/22/10	$1,200,000	$1,199,881
PepsiCo, Inc.†	A-1	0.19	08/06/10	850,000	849,838
Toyota Motor Credit Corp.	A-1+	0.43	08/06/10	550,000	549,763
United Technologies Corp.†	A-1	0.17	07/28/10	750,000	749,904
Wal-Mart Stores, Inc.†	A-1+	0.17	07/09/10	1,400,000	1,399,947
					32,108,013
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $51,658,838) 100.7%					51,658,859
TOTAL INVESTMENTS (Cost: $51,658,838) 100.7%					51,658,859
OTHER NET ASSETS (0.7%)					(359,387)
NET ASSETS 100.0%					$51,299,472

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

***  This security is fair valued in accordance with procedures established by the Funds' Board of Directors.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate values of these securities, and similar ones included in the Funds' "Other Securities" categories, and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$148,182	0.5%
EQUITY INDEX FUND	$530,000	1.3%
MID-CAP EQUITY INDEX FUND	$800,000	3.2%
SMALL CAP VALUE FUND	$73,316	1.5%
BOND FUND	$2,766,391	4.3%
MONEY MARKET FUND	$24,959,466	48.7%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2010, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	19	E-mini S&P 500 Stock Index	P	September 2010	$975,270	$(78,803)	3.0%
EQUITY INDEX FUND	61	E-mini S&P 500 Stock Index	P	September 2010	$3,131,130	$(203,318)	7.9%
MID-CAP EQUITY INDEX FUND	24	E-mini S&P MidCap 400 Stock Index	P	September 2010	$1,704,000	$(130,351)	6.8%

(a)  Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciaton (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Statements of Assets and Liabilities only include the current day's variation margin payable or receivable.

(2)  Percentage is less than 0.05%.

(3)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(4)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2010 was 0.15%.

(5)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2010 was 0.10%.

(6)  U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $34,386,054 Equity Index Fund — $43,382,222 Mid-Cap Equity Index Fund — $26,551,058 Small Cap Value Fund — $4,551,470 Small Cap Growth Fund — $3,913,935 Bond Fund — $61,511,902 Money Market Fund — $51,658,838)	$32,224,699	$39,387,357	$24,960,975	$4,842,395
Cash	199,094	5,441	95	15,214
Interest and dividends receivable	35,743	49,668	22,364	3,039
Receivable for securities sold	21,265	—	34,864	19,504
Receivable for daily variation on futures contracts	—	—	—	—
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	32,480,801	39,442,466	25,018,298	4,880,152
LIABILITIES:
Payable for securities purchased	164,407	—	73,893	11,261
Payable for daily variation on futures contracts	8,265	26,535	8,640	—
Dividends payable to shareholders	—	—	—	—
Shareholder redemptions payable	1,729	28,287	625	—
Accrued expenses	621	251	117	144
TOTAL LIABILITIES	175,022	55,073	83,275	11,405
NET ASSETS	$32,305,779	$39,387,393	$24,935,023	$4,868,747
SHARES OUTSTANDING (Note 4)	4,200,227	5,440,328	2,728,910	582,386
NET ASSET VALUE PER SHARE	$7.69	$7.24	$9.14	$8.36
COMPONENTS OF NET ASSETS:
Paid-in capital	$40,364,304	$45,279,528	$27,052,992	$5,502,154
Accumulated undistributed net investment income (loss)	294,604	441,006	3,225	168
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(6,112,971)	(2,134,958)	(400,760)	(924,500)
Net unrealized appreciation (depreciation) of investments and futures contracts	(2,240,158)	(4,198,183)	(1,720,434)	290,925
NET ASSETS	$32,305,779	$39,387,393	$24,935,023	$4,868,747

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $34,386,054 Equity Index Fund — $43,382,222 Mid-Cap Equity Index Fund — $26,551,058 Small Cap Value Fund — $4,551,470 Small Cap Growth Fund — $3,913,935 Bond Fund — $61,511,902 Money Market Fund — $51,658,838)	$4,313,314	$65,087,576	$51,658,859
Cash	46,350	44	2,529
Interest and dividends receivable	744	449,646	—
Receivable for securities sold	3,639	32,345	—
Receivable for daily variation on futures contracts	—	—	—
Shareholder subscriptions receivable	—	25,000	38,408
TOTAL ASSETS	4,364,047	65,594,611	51,699,796
LIABILITIES:
Payable for securities purchased	152,265	1,034,537	—
Payable for daily variation on futures contracts	—	—	—
Dividends payable to shareholders	—	—	2
Shareholder redemptions payable	—	25,516	400,000
Accrued expenses	150	878	322
TOTAL LIABILITIES	152,415	1,060,931	400,324
NET ASSETS	$4,211,632	$64,533,680	$51,299,472
SHARES OUTSTANDING (Note 4)	493,221	6,386,789	4,874,502
NET ASSET VALUE PER SHARE	$8.54	$10.10	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,708,405	$62,394,325	$51,297,164
Accumulated undistributed net investment income (loss)	5	62,139	2,503
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(896,157)	(1,498,458)	(216)
Net unrealized appreciation (depreciation) of investments and futures contracts	399,379	3,575,674	21
NET ASSETS	$4,211,632	$64,533,680	$51,299,472

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$347,993	$427,449	$253,051	$38,368
Interest	1,459	1,385	1,344	127
Total investment income	349,452	428,834	254,395	38,495
EXPENSES (Note 2):
Advisory expenses	105,143	28,321	24,617	20,003
Other operating expenses:
Independent directors' fees and expenses	17,891	17,310	15,055	1,853
Custodian expenses	23,244	22,489	19,559	2,407
Accounting expenses	11,263	10,897	9,477	1,166
Transfer agent fees	18,096	17,509	15,228	1,873
Registration fees and expenses	10,668	10,322	8,977	1,105
Audit	10,248	9,916	8,624	1,061
Shareholder reports	2,042	1,976	1,719	211
Other	7,318	7,080	6,158	758
	100,770	97,499	84,797	10,434
Total expenses before reimbursement	205,913	125,820	109,414	30,437
Fee waiver and expense reimbursement (Note 2)	(65,089)	(97,499)	(84,797)	(6,729)
Net Expenses	140,824	28,321	24,617	23,708
Net Investment Income (Loss) (Note 1)	208,628	400,513	229,778	14,787
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(247,175)	121,364	2,112,796	65,405
Futures contracts	(108,110)	(25,100)	91,821	—
	(355,285)	96,264	2,204,617	65,405
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,000,867)	(2,854,855)	626,173	(941)
Futures contracts	(90,723)	(216,355)	(198,831)	—
	(1,091,590)	(3,071,210)	427,342	(941)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(1,446,875)	(2,974,946)	2,631,959	64,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,238,247)	$(2,574,433)	$2,861,737	$79,251

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$10,033	$—	$—
Interest	111	1,300,461	38,308
Total investment income	10,144	1,300,461	38,308
EXPENSES (Note 2):
Advisory expenses	17,343	139,390	52,262
Other operating expenses:
Independent directors' fees and expenses	1,605	24,529	19,926
Custodian expenses	2,085	31,868	25,887
Accounting expenses	1,010	15,442	12,543
Transfer agent fees	1,624	24,812	20,154
Registration fees and expenses	957	14,626	11,881
Audit	919	14,052	11,414
Shareholder reports	183	2,800	2,275
Other	656	10,033	8,150
	9,039	138,162	112,230
Total expenses before reimbursement	26,382	277,552	164,492
Fee waiver and expense reimbursement (Note 2)	(5,847)	(89,198)	(131,585)
Net Expenses	20,535	188,354	32,907
Net Investment Income (Loss) (Note 1)	(10,391)	1,112,107	5,401
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	158,414	(31,891)	681
Futures contracts	—	—	—
	158,414	(31,891)	681
Change in net unrealized appreciation (depreciation) of:
Investment securities	(124,164)	2,221,274	(1,600)
Futures contracts	—	—	—
	(124,164)	2,221,274	(1,600)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	34,250	2,189,383	(919)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,859	$3,301,490	$4,482

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$208,628	$609,686	$400,513	$831,447	$229,778	$557,804	$14,787	$46,516
Net realized gain (loss) on investments and futures contracts	(355,285)	(1,686,852)	96,264	47,454	2,204,617	280,418	65,405	(261,815)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,091,590)	10,328,401	(3,071,210)	9,021,322	427,342	11,105,072	(941)	1,178,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,238,247)	9,251,235	(2,574,433)	9,900,223	2,861,737	11,943,294	79,251	962,997
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(206,605)	(692,596)	(396,535)	(891,176)	(226,553)	(544,471)	(14,619)	(43,083)
From capital gains	—	—	—	—	(2,277,237)	—	—	—
Return of capital	—	—	—	—	—	—	—	(1,369)
Total distributions	(206,605)	(692,596)	(396,535)	(891,176)	(2,503,790)	(544,471)	(14,619)	(44,452)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	8,000	8,913	2,532,538	2,553,411	14,325,060	744,716	456,772	309,790
Dividend reinvestments	204,876	688,261	385,998	869,699	949,841	541,286	14,619	44,452
Cost of shares redeemed	(11,994,148)	(188,169)	(7,747,727)	(1,198,789)	(34,952,958)	(603,719)	—	(11,560)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(11,781,272)	509,005	(4,829,191)	2,224,321	(19,678,057)	682,283	471,391	342,682
NET INCREASE (DECREASE) IN NET ASSETS	(13,226,124)	9,067,644	(7,800,159)	11,233,368	(19,320,110)	12,081,106	536,023	1,261,227
NET ASSETS, BEGINNING OF PERIOD	45,531,903	36,464,259	47,187,552	35,954,184	44,255,133	32,174,027	4,332,724	3,071,497
NET ASSETS, END OF PERIOD	$32,305,779	$45,531,903	$39,387,393	$47,187,552	$24,935,023	$44,255,133	$4,868,747	$4,332,724
OTHER INFORMATION:
Capital shares outstanding at beginning of period	5,577,500	5,504,562	6,018,889	5,659,162	4,552,247	4,472,218	527,781	478,949
Shares issued	935	1,173	325,814	391,282	1,387,166	90,536	52,856	44,792
Shares issued as reinvestment of dividends	26,638	98,045	53,315	129,219	90,565	62,345	1,749	6,030
Shares redeemed	(1,404,846)	(26,280)	(957,690)	(160,774)	(3,301,068)	(72,852)	—	(1,990)
Net increase (decrease)	(1,377,273)	72,938	(578,561)	359,727	(1,823,337)	80,029	54,605	48,832
Capital shares outstanding at end of period	4,200,227	5,577,500	5,440,328	6,018,889	2,728,910	4,552,247	582,386	527,781

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(10,391)	$(5,369)	$1,112,107	$2,404,817	$5,401	$69,640
Net realized gain (loss) on investments and futures contracts	158,414	(273,465)	(31,891)	81,112	681	(893)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(124,164)	1,071,027	2,221,274	2,426,550	(1,600)	(15,460)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,859	792,193	3,301,490	4,912,479	4,482	53,287
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	—	—	(1,088,164)	(2,413,598)	(5,326)	(90,312)
From capital gains	—	—	—	—	—	(9,646)
Return of capital	—	(4,871)	—	—	—	—
Total distributions	—	(4,871)	(1,088,164)	(2,413,598)	(5,326)	(99,958)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	456,772	300,000	2,516,045	5,208,721	5,571,209	23,102,269
Dividend reinvestments	—	4,871	1,062,647	2,353,289	5,323	99,915
Cost of shares redeemed	—	(6,500)	(1,989,166)	(740,514)	(8,725,945)	(53,616,532)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	456,772	298,371	1,589,526	6,821,496	(3,149,413)	(30,414,348)
NET INCREASE (DECREASE) IN NET ASSETS	480,631	1,085,693	3,802,852	9,320,377	(3,150,257)	(30,461,019)
NET ASSETS, BEGINNING OF PERIOD	3,731,001	2,645,308	60,730,828	51,410,451	54,449,729	84,910,748
NET ASSETS, END OF PERIOD	$4,211,632	$3,731,001	$64,533,680	$60,730,828	$51,299,472	$54,449,729
OTHER INFORMATION:
Capital shares outstanding at beginning of period	441,596	399,873	6,228,893	5,531,665	5,173,746	8,062,304
Shares issued	51,625	42,196	251,960	527,792	529,346	2,193,443
Shares issued as reinvestment of dividends	—	577	105,168	244,008	506	9,491
Shares redeemed	—	(1,050)	(199,232)	(74,572)	(829,096)	(5,091,492)
Net increase (decrease)	51,625	41,723	157,896	697,228	(299,244)	(2,888,558)
Capital shares outstanding at end of period	493,221	441,596	6,386,789	6,228,893	4,874,502	5,173,746

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2010 and each of the five years ended December 31, 2009 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund							Equity Index Fund
	Six Months Ended June 30, 2010		Years Ended December 31,					Six Months Ended June 30, 2010		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2009	2008	2007	2006	2005	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.16		$6.62	$10.39	$10.80	$9.75	$10.05	$7.84		$6.35	$10.20	$10.26	$9.04	$8.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.11	0.15	0.16	0.14	0.13	0.08		0.13	0.18	0.21	0.17	0.15
Net Realized or Unrealized Gains (or Losses) on Securities	(0.49)		1.56	(3.84)	0.34	1.36	0.24	(0.61)		1.51	(3.94)	0.39	1.22	0.26
Total From Investment Operations	(0.42)		1.67	(3.69)	0.50	1.50	0.37	(0.53)		1.64	(3.76)	0.60	1.39	0.41
Less Distributions: Dividends (From Net Investment Income)	(0.05)		(0.13)	(0.07)	(0.15)	(0.14)	(0.13)	(0.07)		(0.15)	(0.09)	(0.19)	(0.17)	(0.15)
Distributions (From Capital Gains)	—		—	(0.01)	(0.76)	(0.31)	(0.54)	—		—	—	(0.47)	—	—
Total Distributions	(0.05)		(0.13)	(0.08)	(0.91)	(0.45)	(0.67)	(0.07)		(0.15)	(0.09)	(0.66)	(0.17)	(0.15)
Net Asset Value, End of Period	$7.69		$8.16	$6.62	$10.39	$10.80	$9.75	$7.24		$7.84	$6.35	$10.20	$10.26	$9.04
Total Return (%)(a)	(5.18	)(e)	25.45	(35.72)	4.62	15.56	3.75	(6.71	)(e)	26.15	(37.05)	5.74	15.61	4.79
Net Assets End of Period (in millions)	32.3		45.5	36.5	57.9	68.3	54.4	39.4		47.2	36.0	54.6	77.9	59.3
Ratio of Net Income/(Loss) to Average Net Assets (%)	1.00	(d)	1.58	1.73	1.43	1.43	1.18	1.76	(d)	2.11	2.17	1.95	1.90	1.76
Ratio of Expenses to Average Net Assets (%)	0.98	(d)	0.89	0.86	0.79	0.82	0.85	0.55	(d)	0.52	0.49	0.41	0.44	0.48
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.67	(d)	0.50	0.50	0.50	0.50	0.50	0.13	(d)	0.13	0.13	0.13	0.12	0.13
Portfolio Turnover Rate (%)(b)	13.16	(e)	25.48	28.08	28.36	27.29	47.43	2.87	(e)	4.31	4.62	4.44	3.21	4.41

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(d)  Annualized

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distribution.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2010		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$9.72		$7.19	$11.83		$12.20	$12.32	$11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.06		0.12	0.16		0.20	0.20	0.15
Net Realized or Unrealized Gains (or Losses) on Securities	(0.14)		2.53	(4.38)		0.76	1.06	1.29
Total From Investment Operations	(0.08)		2.65	(4.22)		0.96	1.26	1.44
Less Distributions: Dividends (From Net Investment Income)	(0.06)		(0.12)	(0.09	)(f)	(0.19)	(0.21)	(0.15)
Distributions (From Capital Gains)	(0.44)		—	(0.33)		(1.14)	(1.17)	(0.66)
Total Distributions	(0.50)		(0.12)	(0.42)		(1.33)	(1.38)	(0.81)
Net Asset Value, End of Period	$9.14		$9.72	$7.19		$11.83	$12.20	$12.32
Total Return (%)(a)	(1.55	)(e)	37.01	(36.19)		7.80	10.32	12.47
Net Assets End of Period (in millions)	24.9		44.3	32.2		50.5	49.9	53.6
Ratio of Net Income/(Loss) to Average Net Assets (%)	1.16	(d)	1.54	1.56		1.57	1.51	1.33
Ratio of Expenses to Average Net Assets (%)	0.55	(d)	0.52	0.49		0.41	0.44	0.46
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)	0.13	0.13		0.13	0.12	0.13
Portfolio Turnover Rate (%)(b)	44.00	(e)	15.16	17.47		22.53	26.07	18.85

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund								Small Cap Growth Fund
	Six Months Ended June 30, 2010		Year Ended December 31,				Period Ended December 31,		Six Months Ended June 30, 2010		Year Ended December 31,				Period Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2009		2008		2007(c)		(Unaudited)		2009		2008		2007(c)
Net Asset Value, Beginning of Period	$8.21		$6.41		$8.92		$10.00		$8.45		$6.62		$9.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03		0.09		0.10		0.05		(0.02)		(0.01)		—		(0.01)
Net Realized or Unrealized Gains (or Losses) on Securities	0.15		1.80		(2.52)		(1.00)		0.11		1.85		(3.34)		0.02
Total From Investment Operations	0.18		1.89		(2.42)		(0.95)		0.09		1.84		(3.34)		0.01
Less Distributions: Dividends (From Net Investment Income)	0.03		(0.09	)(i)	(0.09	)(f)	(0.05)		—		(0.01	)(g)	(0.01	)(g)	(0.01)
Distributions (From Capital Gains)	—		—		—		(0.08)		—		—		—		(0.03)
Total Distributions	0.03		(0.09)		(0.09)		(0.13)		0.00		(0.01)		(0.01)		(0.04)
Net Asset Value, End of Period	$8.36		$8.21		$6.41		$8.92		$8.54		$8.45		$6.62		$9.97
Total Return (%)(a)	2.14	(e)	29.52		(27.13)		(9.52	)(e)	1.07	(e)	27.88		(33.52)		0.10	(e)
Net Assets End of Period (in millions)	4.9		4.3		3.1		4.0		4.2		3.7		2.6		3.8
Ratio of Net Income/(Loss) to Average Net Assets (%)	0.63	(d)	1.34		1.27		1.03	(d)	(0.51	)(d)	(0.18)		0.03		(0.22	)(d)
Ratio of Expenses to Average Net Assets (%)	1.29	(d)	1.24		1.21		1.29	(d)	1.29	(d)	1.24		1.21		1.30	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.00	(d)	0.85		0.85		0.87	(d)	1.00	(d)	0.85		0.85		0.88	(d)
Portfolio Turnover Rate (%)(b)	15.70	(e)	37.74		58.20		60.85	(e)	25.31	(e)	93.65		93.02		68.66	(e)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund							Money Market Fund
	Six Months Ended June 30, 2010		Years Ended December 31,					Six Months Ended June 30, 2010		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2009	2008	2007	2006	2005	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.75		$9.29	$9.46	$9.27	$9.26	$9.46	$10.52		$10.53	$10.55	$10.54	$10.54	$10.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.18		0.41	0.46	0.41	0.39	0.37	—		0.01	0.25	0.53	0.51	0.32
Net Realized or Unrealized Gains (or Losses) on Securities	0.34		0.46	(0.17)	0.20	(0.01)	(0.20)	—		(0.01)	—	—	—	—
Total From Investment Operations	0.52		0.87	0.29	0.61	0.38	0.17	0.00		0.00	0.25	0.53	0.51	0.32
Less Distributions: Dividends (From Net Investment Income)	(0.17)		(0.41)	(0.46)	(0.42)	(0.37)	(0.37)	—		(0.01)	(0.26)	(0.52)	(0.51)	(0.30)
Distributions (From Capital Gains)	0.00		—	—	—	—	—	—		—	(0.01)	—	—	—
Total Distributions	(0.17)		(0.41)	(0.46)	(0.42)	(0.37)	(0.37)	—		(0.01)	(0.27)	(0.52)	(0.51)	(0.30)
Net Asset Value, End of Period	$10.10		$9.75	$9.29	$9.46	$9.27	$9.26	$10.52		$10.52	$10.53	$10.55	$10.54	$10.54
Total Return (%)(a)	5.41	(e)	9.46	3.25	6.67	4.26	1.80	0.01	(e)	0.07	2.46	5.12	4.91	3.06
Net Assets End of Period (in millions)	64.5		60.7	51.4	50.3	67.3	60.7	51.3		54.4	84.9	94.8	88.5	76.0
Ratio of Net Income/(Loss) to Average Net Assets (%)	3.58	(d)	4.35	4.86	4.55	4.30	3.96	0.02	(d)	0.10	2.35	4.99	4.82	3.07
Ratio of Expenses to Average Net Assets (%)	0.89	(d)	0.84	0.81	0.74	0.77	0.80	0.56	(d)	0.57	0.56	0.48	0.52	0.55
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.61	(d)	0.45	0.45	0.45	0.45	0.45	0.13	(d)(h)	0.18 (h)	0.20	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	9.68	(e)	27.04	8.03	26.15	16.83	13.44	N/A		NA	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At June 30, 2010, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996.The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2010, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2010, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$15,906,864	—	—		$15,906,864
Common Stock-Active	$14,897,962	—	$148,182	(1)(2)	$15,046,144
Convertible Preferred Stock	—	$16,268	—		$16,268
Short-Term Debt	—	$499,923	—		$499,923
Temporary Cash Investments	—	$755,500	—		$755,500
	$30,804,826	$1,271,691	$148,182		$32,224,699
Equity Index Fund
Common Stock	$36,257,839	—	—		$36,257,839
Short-Term Debt Securities	—	$3,129,518	—		$3,129,518
	$36,257,839	$3,129,518	—		$39,387,357
Mid-Cap Equity Index Fund
Common Stock	$23,224,159	—	—		$23,224,159
Short-Term Debt Securities	—	$1,699,716	—		$1,699,716
Temporary Cash Investments	—	$37,100	—		$37,100
	$23,224,159	$1,736,816	—		$24,960,975
Small Cap Value Fund
Common Stock	$4,304,601	—	$73,316	(3)(4)	$4,377,917
Convertible Preferred Stock	—	$14,478	—		$14,478
Temporary Cash Investments	—	$450,000	—		$450,000
	$4,304,601	$464,478	$73,316		$4,842,395
Small Cap Growth Fund
Common Stock	$3,813,314	—	—		$3,813,314
Temporary Cash Investments	—	$500,000	—		$500,000
	$3,813,314	$500,000	—		$4,313,314
Bond Fund
U.S. Government Debt	—	$21,081,570	—		$21,081,570
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,449,988	—		$22,449,988
Corporate Debt	—	$20,061,318	—		$20,061,318
Short-Term Debt Securities	—	$1,430,000	—		$1,430,000
Temporary Cash Investments	—	$64,700	—		$64,700
	—	$65,087,576	—		$65,087,576
Money Market Fund
U.S. Government Debt	—	$6,535,622	—		$6,535,622
U.S. Government Agency Short-Term Debt	—	$13,015,224	—		$13,015,224
Commercial Paper	—	$32,108,013	—		$32,108,013
	—	$51,658,859	—		$51,658,859
Other Financial Instruments:*
All America Fund	$(78,803)	—	—		$(78,803)
Equity Index Fund	$(203,318)	—	—		$(203,318)
Mid-Cap Equity Index Fund	$(130,351)	—	—		$(130,351)

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes one security with a fair value of $30,000 included in "Other Securities" in the Energy section of the active asset segment of the All America Fund portfolio.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

(2)  Includes two securities with a fair value of $118,182 included in "Other Securities" in the Financials section of the active asset segment of the All America Fund portfolio.

(3)  Includes one security with a fair value of $33,575 included in "Other Securities" in the Financials section of the Small Cap Value Fund portfolio.

(4)  Includes security issued by NBH Hldgs. Co. included in the Financials section of the Small Cap Value Fund portfolio.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2010
	Balance December 31, 2009	Unrealized Gains (Losses)(a)	Transfers Into Level 3(b)	Transfers Out of Level 3(b)	Balance June 30, 2010	Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2010 Included in Statement of Operations
All America Fund	$120,994	$5,438	$21,750	—	$148,182	$5,438
Small Cap Value Fund	$75,270	$(1,954)	—	—	$73,316	$(1,954)

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

(b)  Reflect transfers out of/into Level 2, respectively, depending on the use of calculated fair values as further described under Security Valuation below.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure and requires additional disclosure regarding fair value measurements. The above disclosure reflects the additional requirements of ASU No. 2010-06.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2010, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $9,966,580, $7,938,215 and $9,267,852, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2010, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

At June 30, 2010, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2010	$0	$0	$0	$0
2011	0	0	0	0
2012	0	0	0	0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	2,764,583	1,533,304	0	567,296
2017	2,440,558	113,774	0	336,062
2018	84,059	0	0	0
Total	$5,289,200	$1,647,078	$0	$903,358

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2010	$0	$0	$0
2011	0	1,252,505	0
2012	0	0	0
2013	0	24,447	0
2014	0	189,614	0
2015	0	0	0
2016	337,032	0	0
2017	547,656	0	212
2018	0	31,891	0
Total	$884,688	$1,498,457	$212

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund, .125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund. Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the period from January 1, 2010 through June 30, 2010, the Adviser's fee for the Money Market Fund ranged from .05% to .20%.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement will only limit the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses are not limited. However, the Money Market Fund's

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the six months ended June 30, 2010, all of the Money Market Fund's operating expenses, other than the investment management fee, were reimbursed by the Adviser. The May 1, 2010 expense limitation agreement will remain in effect through the remainder of 2010 and will continue into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2010 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$5,135,415	$1,221,969	$15,511,690	$920,221
Proceeds from sales of investments	$16,331,050	$7,417,137	$36,841,547	$692,427

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$1,071,471	$2,681,361	$—
Proceeds from sales of investments	$970,037	$1,543,129	$—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$4,238,468	$—
Proceeds from sales of investments	$—	$4,424,426	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $253,926,455; net proceeds from sales were $256,722,284.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2010 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,434,185	$4,029,132	$906,327	$663,308
Unrealized Depreciation	(6,498,114)	(8,715,194)	(4,415,700)	(393,525)
Net	$(3,063,929)	$(4,686,062)	$(3,509,373)	$269,783
Tax Cost of Investments	$35,288,628	$44,073,420	$28,470,349	$4,572,612

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$628,348	$3,642,547	$20
Unrealized Depreciation	(240,438)	(66,874)	(4)
Net	$387,910	$3,575,673	$16
Tax Cost of Investments	$3,925,404	$61,511,903	$51,658,842

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2010, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2010, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	56%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	36%
Small Cap Growth	41%
Bond Fund	12%
Money Market Fund	3%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2010 were as follows:

All America Fund: one shareholder owning 25%.

Equity Index Fund: two shareholders owning 66% and 14% respectively.

Mid-Cap Equity Index Fund: three shareholders owning 41%, 35% and 14%, respectively.

Small Cap Value Fund: one shareholder owning 52%.

Small Cap Growth Fund: one shareholder owning 48%.

Bond Fund: one shareholder owning 68%.

Money Market Fund: four shareholders owning 11%, 7%, 5% and 5%, respectively.

6.  DIVIDENDS

On April 27, 2010 a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the Mid-Cap Equity Index Fund. Additionally, on June 30, 2010, dividend distributions from net investment income were declared and paid for each of the Funds. On December 31, 2009, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2008 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 7, 2009. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2010 (other than the special dividend)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

and 2009 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2010 and 2009 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2010	$206,607	$396,533	$2,503,790	$14,619
2009	$692,596	$891,176	$544,471	$43,083
Long-term capital gains (b)
2010	$0	$0	$0	$0
2009	$0	$0	$0	$0
Return of Capital
2010	$0	$0	$0	$0
2009	$0	$0	$0	$1,369
	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2010	$0	$1,088,164	$5,326
2009	$0	$2,413,598	$99,958
Long-term capital gains (b)
2010	$0	$0	$0
2009	$0	$0	$0
Return of Capital
2010	$0	$0	$0
2009	$4,871	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2010, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$294,602	$441,006	$3,225	$168
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(5,289,200)	$(1,647,078)	$1,388,180	$(903,358)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(3,063,929)	$(4,686,062)	$(3,509,373)	$269,782

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$62,139	$2,503
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(884,688)	$(1,498,457)	$(212)
Net unrealized appreciation (depreciation) of investments and futures contracts	$387,910	$3,575,673	$16

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2010, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$0	$0	$0	$0
Paid in capital	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$10,391	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$0	$0	$0
Paid in capital	$(10,391)	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2010. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

At its meeting held on February 23, 2010, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale. Further, the Board considered the fact that the Adviser limits the Funds' expenses to transactional costs, taxes and the Adviser's asset-based fee.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $10.2 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION (Continued)

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2009, the vast majority of the Funds demonstrated gross performance that was above or at their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

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MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I — Portfolios of Investments in Securities follows:

(b) Not applicable.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Abercrombie & Fitch Co. Cl A	150	4,604
Amazon.com, Inc.*	588	64,245
Apollo Group, Inc.*	217	9,216
AutoNation, Inc.*	152	2,964
AutoZone, Inc.*	51	9,854
Bed Bath & Beyond, Inc.*	439	16,278
Best Buy Co., Inc.	589	19,944
Big Lots, Inc.*	138	4,428
CarMax, Inc.*	345	6,866
Carnival Corp.	750	22,680
CBS Corp. Cl B	1,176	15,206
Coach, Inc.	522	19,079
Comcast Corp. Cl A	4,824	83,793
D.R. Horton, Inc.	483	4,748
Darden Restaurants, Inc.	240	9,324
DeVry, Inc.	106	5,564
DIRECTV Cl A*	1,566	53,119
Discovery Communications, Inc. Cl A*	485	17,319
Disney (Walt) Co.	3,340	105,210
Eastman Kodak Co.*	448	1,944
Expedia, Inc.	353	6,629
Family Dollar Stores, Inc.	232	8,744
Ford Motor Co.*	5,841	58,877
Fortune Brands, Inc.	260	10,187
GameStop Corp. Cl A*	263	4,942
Gannett Co., Inc.	404	5,438
Gap, Inc.	763	14,848
Genuine Parts Co.	271	10,691
Goodyear Tire & Rubber Co.*	412	4,095
H&R Block, Inc.	571	8,959
Harley-Davidson, Inc.	408	9,070
Harman Int’l. Industries, Inc.*	119	3,557
Hasbro, Inc.	223	9,165
Home Depot, Inc.	2,866	80,449
International Game Technology	516	8,101
Interpublic Group of Cos., Inc.*	828	5,904
Johnson Controls, Inc.	1,152	30,954
Kohl’s Corp.*	526	24,985
Leggett & Platt, Inc.	253	5,075
Lennar Corp. Cl A	289	4,020
Limited Brands, Inc.	467	10,307
Lowe’s Cos., Inc.	2,431	49,641
Macy’s, Inc	732	13,103
Marriott International, Inc. Cl A	438	13,114
Mattel, Inc.	626	13,246
McDonald’s Corp.	1,838	121,069
McGraw-Hill Cos., Inc.	538	15,139
Meredith Corp.	63	1,961

New York Times Co. Cl A*	201	1,739
Newell Rubbermaid, Inc.	472	6,910
News Corp. Cl A	3,900	46,644
NIKE, Inc. Cl B	660	44,583
Nordstrom, Inc.	287	9,239
O’Reilly Automotive, Inc.*	238	11,319
Office Depot, Inc.*	483	1,951
Omnicom Group, Inc.	528	18,110
Penney (J.C.) Co., Inc.	410	8,807
Polo Ralph Lauren Corp.	111	8,099
Priceline.com, Inc.*	82	14,476
Pulte Homes, Inc.*	553	4,579
RadioShack Corp.	215	4,195
Ross Stores, Inc.	211	11,244
Scripps Networks Interactive, Inc. Cl A	153	6,172
Sears Hldgs. Corp.*	84	5,431
Stanley Black & Decker, Inc.	273	13,792
Staples, Inc.	1,243	23,679
Starbucks Corp.	1,266	30,764
Starwood Hotels & Resorts	328	13,589
Target Corp.	1,266	62,249
Tiffany & Co.	214	8,113
Time Warner Cable, Inc.	607	31,613
Time Warner, Inc.	1,952	56,432
TJX Cos., Inc.	696	29,197
Urban Outfitters, Inc.*	222	7,635
V.F. Corp.	150	10,677
Viacom, Inc. Cl B	1,040	32,625
Washington Post Co. Cl B	11	4,515
Whirlpool Corp.	129	11,329
Wyndham Worldwide Corp.	308	6,203
Wynn Resorts Ltd.	119	9,076
Yum! Brands, Inc.	799	31,193
		1,614,834
CONSUMER STAPLES (5.7%)
Altria Group, Inc.	3,546	71,062
Archer-Daniels-Midland Co.	1,108	28,609
Avon Products, Inc.	734	19,451
Brown-Forman Corp. Cl B	187	10,702
Campbell Soup Co.	322	11,537
Clorox Co.	240	14,918
Coca-Cola Co.	3,935	197,222
Coca-Cola Enterprises, Inc.	561	14,507
Colgate-Palmolive Co.	838	66,001
ConAgra Foods, Inc.	766	17,863
Constellation Brands, Inc. Cl A*	328	5,123
Costco Wholesale Corp.	757	41,506
CVS Caremark Corp.	2,265	66,410
Dean Foods Co.*	313	3,152
Dr. Pepper Snapple Group, Inc.	421	15,741
Estee Lauder Cos., Inc. Cl A	203	11,313

General Mills, Inc.	1,142	40,564
Heinz (H.J.) Co.	543	23,468
Hershey Co.	284	13,612
Hormel Foods Corp.	119	4,817
J.M. Smucker Co.	202	12,164
Kellogg Co.	437	21,981
Kimberly-Clark Corp.	709	42,987
Kraft Foods, Inc. Cl A	2,984	83,552
Kroger Co.	1,143	22,506
Lorillard, Inc.	260	18,715
McCormick & Co., Inc.	226	8,579
Mead Johnson Nutrition Co.	348	17,442
Molson Coors Brewing Co. Cl B	269	11,395
PepsiCo, Inc.	2,764	168,466
Philip Morris Int’l., Inc.	3,138	143,846
Proctor & Gamble Co.	4,932	295,821
Reynolds American, Inc.	287	14,958
Safeway, Inc.	689	13,546
Sara Lee Corp.	1,140	16,074
SUPERVALU, Inc.	369	4,000
Sysco Corp.	1,006	28,741
Tyson Foods, Inc. Cl A	522	8,556
Wal-Mart Stores, Inc.	3,517	169,062
Walgreen Co.	1,614	43,094
Whole Foods Market, Inc.*	293	10,554
		1,833,617
ENERGY (5.2%)
Anadarko Petroleum Corp.	824	29,738
Apache Corp.	572	48,157
Baker Hughes, Inc.	718	29,847
Cabot Oil & Gas Corp.	182	5,700
Cameron International Corp.*	415	13,496
Chesapeake Energy Corp.	1,123	23,527
Chevron Corp.	3,420	232,081
ConocoPhillips	2,511	123,265
Consol Energy, Inc.	384	12,964
Denbury Resources, Inc.*	669	9,794
Devon Energy Corp.	761	46,360
Diamond Offshore Drilling, Inc	118	7,338
El Paso Corp.	1,194	13,265
EOG Resources, Inc.	432	42,496
Exxon Mobil Corp.	8,638	492,958
FMC Technologies, Inc.*	207	10,901
Halliburton Co.	1,516	37,218
Helmerich & Payne, Inc.	181	6,610
Hess Corp.	489	24,616
Marathon Oil Corp.	1,200	37,308
Massey Energy Co.	178	4,868
Murphy Oil Corp.	326	16,153
Nabors Industries Ltd.*	483	8,510
National Oilwell Varco, Inc.	709	23,447

Noble Energy, Inc.	299	18,039
Occidental Petroleum Corp.	1,383	106,698
Peabody Energy Corp.	454	17,765
Pioneer Natural Resources Co.	198	11,771
Range Resources Corp.	275	11,041
Rowan Cos., Inc.*	191	4,191
Schlumberger Ltd.	2,074	114,775
Smith International, Inc.	429	16,152
Southwestern Energy Co.*	599	23,145
Spectra Energy Corp.	1,096	21,997
Sunoco, Inc.	201	6,989
Tesoro Corp.	234	2,731
Valero Energy Corp.	962	17,297
Williams Cos., Inc.	982	17,951
		1,691,159
FINANCIALS (8.0%)
Aflac, Inc.	793	33,837
Allstate Corp.	907	26,058
American Express Co.	2,061	81,822
American Int’l. Group, Inc.*	231	7,956
Ameriprise Financial, Inc.	439	15,861
Aon Corp.	459	17,038
Apartment Investment & Management Co. Cl A	201	3,893
Assurant, Inc.	192	6,662
AvalonBay Communities, Inc.	143	13,352
Bank of America Corp.	17,110	245,871
Bank of New York Mellon Corp.	2,054	50,713
BB&T Corp.	1,186	31,204
Berkshire Hathaway, Inc. Cl B*	2,813	224,168
Boston Properties, Inc.	237	16,908
Capital One Financial Corp.	776	31,273
CB Richard Ellis Group, Inc. Cl A*	472	6,424
Charles Schwab Corp.	1,663	23,581
Chubb Corp.	558	27,906
Cincinnati Financial Corp.	278	7,192
Citigroup, Inc.*	38,918	146,332
CME Group, Inc.	113	31,815
Comerica, Inc.	296	10,902
Discover Financial Svcs.	929	12,987
E*Trade Financial Corp.*	336	3,972
Equity Residential	486	20,237
Federated Investors, Inc. Cl B	153	3,169
Fifth Third Bancorp	1,361	16,727
First Horizon National Corp.*	389	4,453
Franklin Resources, Inc.	253	21,806
Genworth Financial, Inc. Cl A*	820	10,717
Goldman Sachs Group, Inc.	870	114,205
Hartford Financial Svcs. Group, Inc.	756	16,730
HCP, Inc.	526	16,964
Health Care REIT, Inc.	217	9,140
Host Hotels & Resorts, Inc.	1,123	15,138

Hudson City Bancorp, Inc.	802	9,816
Huntington Bancshares, Inc.	1,224	6,781
IntercontinentalExchange, Inc.*	126	14,242
Invesco Ltd.	799	13,447
Janus Capital Group, Inc.	314	2,788
JPMorgan Chase & Co.	6,684	244,701
KeyCorp	1,490	11,458
Kimco Realty Corp.	691	9,287
Legg Mason, Inc.	282	7,904
Leucadia National Corp.*	324	6,321
Lincoln National Corp.	516	12,534
Loews Corp.	601	20,019
M&T Bank Corp.	141	11,978
Marsh & McLennan Cos., Inc.	928	20,926
Marshall & Ilsley Corp.	876	6,290
MetLife, Inc.	1,404	53,015
Moody’s Corp.	332	6,613
Morgan Stanley	2,358	54,729
Nasdaq OMX Group, Inc.*	251	4,463
Northern Trust Corp.	417	19,474
NYSE Euronext	442	12,212
People’s United Financial, Inc.	644	8,694
Plum Creek Timber Co., Inc.	280	9,668
PNC Financial Svcs. Grp., Inc.	895	50,568
Principal Financial Grp., Inc.	548	12,845
Progressive Corp.	1,143	21,397
ProLogis	806	8,165
Prudential Financial, Inc.	798	42,821
Public Storage	232	20,395
Regions Financial Corp.	2,049	13,482
Simon Property Group, Inc.	498	40,214
SLM Corp.*	837	8,696
State Street Corp.	866	29,288
SunTrust Banks, Inc.	856	19,945
T. Rowe Price Group, Inc.	445	19,754
Torchmark Corp.	142	7,030
Travelers Cos., Inc.	852	41,961
U.S. Bancorp	3,217	71,900
Unum Group	566	12,282
Ventas, Inc.	270	12,677
Vornado Realty Trust	270	19,696
Wells Fargo & Co.	8,886	227,482
XL Capital Ltd. Cl A*	584	9,350
Zions Bancorporation	273	5,889
		2,590,210
HEALTH CARE (6.0%)
Abbott Laboratories	2,630	123,031
Aetna, Inc.	729	19,231
Allergan, Inc.	526	30,645
AmerisourceBergen Corp.	485	15,399
Amgen, Inc.*	1,638	86,159

Bard (C.R.), Inc.	164	12,715
Baxter International, Inc.	1,028	41,778
Becton, Dickinson & Co.	401	27,116
Biogen Idec, Inc.*	447	21,210
Boston Scientific Corp.*	2,566	14,883
Bristol-Myers Squibb Co.	2,958	73,773
Cardinal Health, Inc.	626	21,040
CareFusion Corp.*	310	7,037
Celgene Corp.*	787	39,995
Cephalon, Inc.*	127	7,207
Cerner Corp.*	116	8,803
CIGNA Corp.	473	14,691
Coventry Health Care, Inc.*	254	4,491
DaVita, Inc.*	177	11,052
Dentsply International, Inc.	249	7,448
Express Scripts, Inc.*	946	44,481
Forest Laboratories, Inc.*	517	14,181
Genzyme Corp.*	443	22,491
Gilead Sciences, Inc.*	1,519	52,071
Hospira, Inc.*	282	16,201
Humana, Inc.*	292	13,336
Intuitive Surgical, Inc.*	66	20,831
Johnson & Johnson	4,707	277,995
King Pharmaceuticals, Inc.*	430	3,264
Laboratory Corp. of America Hldgs.*	178	13,412
Life Technologies Corp.*	310	14,648
Lilly (Eli) & Co.	1,726	57,821
McKesson Corp.	468	31,431
Medco Health Solutions, Inc.*	798	43,954
Medtronic, Inc.	1,886	68,405
Merck & Co., Inc.	5,357	187,334
Millipore Corp.*	96	10,238
Mylan, Inc.*	518	8,827
Patterson Cos., Inc.	159	4,536
PerkinElmer, Inc.	203	4,196
Pfizer, Inc.	14,082	200,809
Quest Diagnostics, Inc.	259	12,890
St. Jude Medical, Inc.*	559	20,174
Stryker Corp.	482	24,129
Tenet Healthcare Corp.*	765	3,320
Thermo Fisher Scientific, Inc.*	698	34,237
UnitedHealth Group, Inc.	1,951	55,408
Varian Medical Systems, Inc.*	208	10,874
Waters Corp.*	159	10,287
Watson Pharmaceuticals, Inc.*	183	7,424
WellPoint, Inc.*	728	35,621
Zimmer Hldgs., Inc.*	346	18,701
		1,931,231
INDUSTRIALS (5.1%)
3M Co.	1,218	96,210
Avery Dennison Corp.	190	6,105

Boeing Co.	1,286	80,697
Caterpillar, Inc.	1,063	63,854
Cintas Corp.	224	5,369
CSX Corp.	666	33,054
Cummins, Inc.	341	22,209
Danaher Corp.	895	33,222
Deere & Co.	732	40,758
Donnelley (R.R.) & Sons Co.	353	5,779
Dover Corp.	321	13,415
Dun & Bradstreet Corp.	87	5,839
Eaton Corp.	286	18,716
Emerson Electric Co.	1,283	56,054
Equifax, Inc.	216	6,061
Expeditors Int’l. of Wash.	364	12,562
Fastenal Co.	224	11,243
FedEx Corp.	532	37,299
Flowserve Corp.	96	8,141
Fluor Corp.	304	12,920
General Dynamics Corp.	655	38,357
General Electric Co.	18,208	262,559
Goodrich Corp.	213	14,111
Grainger (W.W.), Inc.	105	10,442
Honeywell International, Inc.	1,302	50,817
Illinois Tool Works, Inc.	671	27,699
Iron Mountain, Inc.	310	6,963
ITT Corp.	312	14,015
Jacobs Engineering Group, Inc.*	213	7,762
L-3 Communications Hldgs., Inc.	199	14,097
Lockheed Martin Corp.	536	39,932
Masco Corp.	610	6,564
Norfolk Southern Corp.	630	33,422
Northrop Grumman Corp.	510	27,764
Paccar, Inc.	622	24,799
Pall Corp.	200	6,874
Parker Hannifin Corp.	277	15,362
Pitney Bowes, Inc.	353	7,752
Precision Castparts Corp.	241	24,804
Quanta Services, Inc.*	363	7,496
Raytheon Co.	649	31,405
Republic Services, Inc.	554	16,470
Robert Half Int’l., Inc.	254	5,982
Robinson (C.H.) Worldwide, Inc.	284	15,807
Rockwell Automation, Inc.	244	11,978
Rockwell Collins, Inc.	268	14,239
Roper Industries, Inc.	160	8,954
Ryder System, Inc.	91	3,661
Snap-On, Inc.	99	4,050
Southwest Airlines Co.	1,285	14,276
Stericycle, Inc.*	144	9,444
Textron, Inc.	466	7,908
Union Pacific Corp.	864	60,057

United Parcel Service, Inc. Cl B	1,688	96,030
United Technologies Corp.	1,581	102,623
Waste Management, Inc.	830	25,971
		1,639,953
INFORMATION TECHNOLOGY (9.2%)
Adobe Systems, Inc.*	890	23,523
Advanced Micro Devices, Inc.*	977	7,152
Agilent Technologies, Inc.*	591	16,802
Akamai Technologies, Inc.*	293	11,887
Altera Corp.	515	12,777
Amphenol Corp. Cl A	296	11,627
Analog Devices, Inc.	509	14,181
Apple, Inc.*	1,543	388,109
Applied Materials, Inc.	2,302	27,670
Autodesk, Inc.*	382	9,306
Automatic Data Processing, Inc.	861	34,664
BMC Software, Inc.*	310	10,735
Broadcom Corp. Cl A	738	24,332
CA, Inc.	666	12,254
Cisco Systems, Inc.*	9,617	204,938
Citrix Systems, Inc.*	315	13,302
Cognizant Technology Solutions*	512	25,631
Computer Sciences Corp.	265	11,991
Compuware Corp.*	385	3,072
Corning, Inc.	2,688	43,411
Dell, Inc.*	2,982	35,963
eBay, Inc.*	1,942	38,083
Electronic Arts, Inc.*	563	8,107
EMC Corp.*	3,512	64,270
Fidelity Nat’l. Information Svcs., Inc.	570	15,287
First Solar, Inc.*	83	9,448
Fiserv, Inc.*	260	11,872
FLIR Systems, Inc.*	260	7,563
Google, Inc.*	414	184,209
Harris Corp.	221	9,205
Hewlett-Packard Co.	4,001	173,163
Int’l. Business Machines Corp.	2,197	271,286
Intel Corp.	9,618	187,070
Intuit, Inc.*	537	18,671
Jabil Circuit, Inc.	330	4,389
JDS Uniphase Corp.*	385	3,788
Juniper Networks, Inc.*	893	20,378
KLA-Tencor Corp.	288	8,029
Lexmark International, Inc. Cl A*	134	4,426
Linear Technology Corp.	383	10,651
LSI Corp.*	1,123	5,166
MasterCard, Inc.	165	32,922
McAfee, Inc.*	266	8,172
MEMC Electronic Materials, Inc.*	386	3,814
Microchip Technology, Inc.	317	8,794
Micron Technology, Inc.*	1,447	12,285

Microsoft Corp.	13,032	299,866
Molex, Inc.	231	4,213
Monster Worldwide, Inc.*	221	2,575
Motorola, Inc.*	3,960	25,819
National Semiconductor Corp.	406	5,465
NetApp, Inc.*	594	22,162
Novell, Inc.*	595	3,380
Novellus Systems, Inc.*	164	4,159
Nvidia Corp.*	971	9,914
Oracle Corp.	6,674	143,224
Paychex, Inc.	555	14,413
QLogic Corp.*	188	3,125
QUALCOMM, Inc.	2,800	91,952
Red Hat, Inc.*	324	9,377
SAIC, Inc.*	500	8,370
Salesforce.com, inc.*	195	16,735
SanDisk Corp.*	398	16,744
Symantec Corp.*	1,351	18,752
Tellabs, Inc.	655	4,185
Teradata Corp.*	284	8,656
Teradyne, Inc.*	306	2,984
Texas Instruments, Inc.	2,090	48,655
Total System Services, Inc.	336	4,570
VeriSign, Inc.*	313	8,310
Visa, Inc. Cl A	786	55,610
Western Digital Corp.*	393	11,853
Western Union Co.	1,152	17,176
Xerox Corp.	2,368	19,039
Xilinx, Inc.	463	11,695
Yahoo!, Inc.*	2,020	27,937
		2,985,290
MATERIALS (1.7%)
Air Products & Chemicals, Inc.	358	23,202
Airgas, Inc.	142	8,832
AK Steel Hldg. Corp.	189	2,253
Alcoa, Inc.	1,765	17,756
Allegheny Technologies, Inc.	170	7,512
Ball Corp.	159	8,400
Bemis Co., Inc.	186	5,022
CF Industries Hldgs., Inc.	123	7,804
Cliffs Natural Resources, Inc.	232	10,941
Dow Chemical Co.	1,952	46,301
Du Pont (E.I.) de Nemours & Co.	1,529	52,888
Eastman Chemical Co.	121	6,457
Ecolab, Inc.	401	18,009
FMC Corp.	125	7,179
Freeport-McMoRan Copper & Gold, Inc.	807	47,718
Int’l. Flavors & Fragrances, Inc.	135	5,727
International Paper Co.	743	16,814
MeadWestvaco Corp.	291	6,460
Monsanto Co.	932	43,077

Newmont Mining Corp.	812	50,133
Nucor Corp.	542	20,748
Owens-Illinois, Inc.*	284	7,512
Pactiv Corp.*	228	6,350
PPG Industries, Inc.	282	17,036
Praxair, Inc.	520	39,515
Sealed Air Corp.	271	5,344
Sherwin-Williams Co.	158	10,932
Sigma-Aldrich Corp.	208	10,365
Titanium Metals Corp.*	143	2,515
United States Steel Corp.	249	9,599
Vulcan Materials Co.	218	9,555
Weyerhaeuser Co.	362	12,742
		544,698
TELECOMMUNICATION SERVICES (1.5%)
American Tower Corp. Cl A*	688	30,616
AT&T, Inc.	10,148	245,480
CenturyTel, Inc.	513	17,088
Frontier Communications Corp.	537	3,818
MetroPCS Communications, Inc.*	442	3,620
Qwest Communications Int’l., Inc.	2,551	13,393
Sprint Nextel Corp.*	5,104	21,641
Verizon Communications, Inc.	4,816	134,944
Windstream Corp.	835	8,818
		479,418
UTILITIES (1.9%)
AES Corp.*	1,150	10,626
Allegheny Energy, Inc.	289	5,977
Ameren Corp.	407	9,674
American Electric Power Co., Inc.	815	26,325
CenterPoint Energy, Inc.	711	9,357
CMS Energy Corp.	392	5,743
Consolidated Edison, Inc.	480	20,688
Constellation Energy Group, Inc.	345	11,126
Dominion Resources, Inc.	1,013	39,244
DTE Energy Co.	287	13,090
Duke Energy Corp.	2,243	35,888
Edison International	556	17,636
Entergy Corp.	323	23,133
EQT Corp.	246	8,890
Exelon Corp.	1,120	42,526
FirstEnergy Corp.	521	18,355
Integrys Energy Group, Inc.	132	5,774
NextEra Energy, Inc.	705	34,376
Nicor, Inc.	78	3,159
NiSource, Inc.	474	6,873
Northeast Utilities	301	7,669
NRG Energy, Inc.*	430	9,120
Oneok, Inc.	182	7,872
Pepco Hldgs., Inc.	378	5,927

PG&E Corp.	636	26,140
Pinnacle West Capital Corp.	183	6,654
PPL Corp.	792	19,760
Progress Energy Enterprise	488	19,139
Public Svc. Enterprise Group, Inc.	865	27,100
Questar Corp.	298	13,556
SCANA Corp.	192	6,866
Sempra Energy	421	19,699
Southern Co.	1,403	46,692
TECO Energy, Inc.	370	5,576
Wisconsin Energy Corp.	200	10,148
Xcel Energy, Inc.	780	16,076
		596,454
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $18,137,165) 49.3%		15,906,864

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	AAA	0.06	09/09/10	200,000	199,937
U.S. Treasury Bill (1)	AAA	0.14	07/15/10	200,000	199,989
U.S. Treasury Bill (1)	AAA	0.16	07/08/10	100,000	99,997
					499,923
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $499,963) 1.6%					499,923

TOTAL INDEXED ASSETS (Cost: $18,637,128) 50.9%					16,406,787

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Amazon.com, Inc.*	623	68,069
Apollo Group, Inc.*	498	21,150
California Pizza Kitchen, Inc.*	3,121	47,283
Carter’s, Inc.*	1,712	44,940
CPI Corp.	1,780	39,908
Darden Restaurants, Inc.	921	35,781
Deckers Outdoor Corp.*	284	40,575
Dillard’s, Inc. Cl A	2,478	53,277
Disney (Walt) Co.	2,478	78,057
Family Dollar Stores, Inc.	1,384	52,163
Ford Motor Co.*	4,634	46,711
Fossil, Inc.*	600	20,820
G-III Apparel Group Ltd.*	1,141	26,117
Grand Canyon Education, Inc.*	1,815	42,525
Gymboree Corp.*	917	39,165
Johnson Controls, Inc.	2,155	57,905
Lincoln Educational Svcs. Corp.*	880	18,119
McDonald’s Corp.	1,418	93,404
NIKE, Inc. Cl B	999	67,482
OfficeMax, Inc.*	4,523	59,070

P.F. Chang’s China Bistro, Inc.	783	31,046
Pep Boys - Manny, Moe & Jack	3,013	26,695
Pinnacle Entertainment, Inc.*	5,015	47,442
Rent-A-Center, Inc.*	2,299	46,578
Shutterfly, Inc.*	2,892	69,292
Smith & Wesson Hldg. Corp.*	4,743	19,399
Sonic Corp.*	2,762	21,406
Sotheby’s	663	15,163
Staples, Inc.	2,207	42,043
Target Corp.	687	33,780
Time Warner Cable, Inc.	926	48,226
Time Warner, Inc.	1,558	45,042
Tupperware Brands Corp.	2,006	79,939
Urban Outfitters, Inc.*	1,116	38,379
Viacom, Inc. Cl B	1,768	55,462
Wolverine World Wide, Inc.	1,424	35,913
		1,608,326
CONSUMER STAPLES (3.4%)
American Italian Pasta Co. Cl A*	3,089	163,315
Constellation Brands, Inc. Cl A*	3,862	60,324
Dr. Pepper Snapple Group, Inc.	1,423	53,206
General Mills, Inc.	2,786	98,959
Hain Celestial Group, Inc.*	1,613	32,534
Kraft Foods, Inc. Cl A	2,347	65,716
Molson Coors Brewing Co. Cl B	1,473	62,396
Pantry, Inc.*	4,246	59,911
PepsiCo, Inc.	2,102	128,117
Proctor & Gamble Co.	2,286	137,114
Tyson Foods, Inc. Cl A	2,097	34,370
USANA Health Sciences, Inc.*	564	20,603
Vector Group Ltd.	2,169	36,483
Wal-Mart Stores, Inc.	3,043	146,277
		1,099,325
ENERGY (3.7%)
Apache Corp.	817	68,783
Brigham Exploration Co.*	6,185	95,125
ConocoPhillips	2,307	113,251
Ellora Energy, Inc.†***	3,000	30,000
Energy XXI (Bermuda) Ltd.*	2,089	32,964
Exxon Mobil Corp.	4,414	251,907
Halliburton Co.	2,721	66,801
Hess Corp.	790	39,769
MarkWest Energy Partners LP	2,117	69,268
McMoRan Exploration Co.*	13,820	153,540
National Oilwell Varco, Inc.	1,225	40,511
Noble Energy, Inc.	1,046	63,105
Occidental Petroleum Corp.	1,287	99,292
Range Resources Corp.	686	27,543
Southwestern Energy Co.*	521	20,131
Superior Well Services, Inc.*	659	11,018
T-3 Energy Services, Inc.*	619	17,270
		1,200,278
FINANCIALS (8.6%)
Allstate Corp.	2,786	80,042
AmTrust Financial Svcs., Inc.	877	10,559
Ashford Hospitality Trust, Inc.*	8,260	60,546

Aspen Insurance Hldgs. Ltd.	1,649	40,796
BancFirst Corp.	437	15,946
Bank Mutual Corp.	4,558	25,889
Bank of America Corp.	9,106	130,853
Bank of Marin Bancorp	330	10,537
Banner Corp.	2,000	3,960
BB&T Corp.	2,515	66,170
Berkshire Hathaway, Inc. Cl B*	1,519	121,049
Brookline Bancorp, Inc.	4,470	39,694
Bryn Mawr Bank Corp.	1,040	17,451
Capital One Financial Corp.	1,806	72,782
Chesapeake Lodging Trust*	1,320	20,882
Citigroup, Inc.*	14,548	54,700
Colonial Properties Trust	1,730	25,137
DiamondRock Hospitality Co.*	711	5,844
Dime Community Bancshares	1,856	22,884
EastGroup Properties, Inc.	450	16,011
Ellington Financial LLC†***	3,400	67,150
FBR Capital Markets Corp.*	2,574	8,571
Financial Select Sector SPDR Fund	7,681	106,075
First Financial Bancorp.	1,558	23,292
First Interstate BancSytem, Inc.	882	13,874
First Niagara Financial Group, Inc.	2,483	31,112
Forest City Enterprises, Inc. Cl A*	3,352	37,945
Glacier Bancorp, Inc.	2,394	35,120
Goldman Sachs Group, Inc.	578	75,874
Highwoods Properties, Inc.	1,454	40,363
IBERIABANK Corp.	418	21,519
Investors Bancorp, Inc.*	1,540	20,205
iShares Russell 2000 Growth Index Fund	1,550	103,199
JPMorgan Chase & Co.	4,350	159,254
KKR Financial Hldgs. LLC	2,430	18,128
Marlin Business Svcs. Corp.*	2,395	28,956
MB Financial, Inc.	896	16,477
Meadowbrook Insurance Group, Inc.	5,010	43,236
Medical Properties Trust, Inc.	1,114	10,516
MFA Financial, Inc.	1,834	13,572
Mid-America Apt. Communities, Inc.	508	26,147
National Retail Pptys., Inc.	1,297	27,808
NBH Hldgs. Co.†***	2,617	51,032
NewAlliance Bancshares, Inc.	3,683	41,286
Northwest Bancshares, Inc.	2,316	26,565
Pennsylvania REIT	3,244	39,642
People’s United Financial, Inc.	3,757	50,720
PHH Corp.*	1,771	33,720
PMA Capital Corp. Cl A*	3,658	23,960
ProAssurance Corp.*	827	46,941
Prosperity Bancshares, Inc.	570	19,808
PS Business Parks, Inc.	459	25,603
S.Y. Bancorp, Inc.	2,253	51,774
SeaBright Insurance Hldgs., Inc.	3,599	34,119
Senior Housing Pptys. Trust	3,205	64,453
Signature Bank*	1,774	67,430
Simon Property Group, Inc.	884	71,383
Stifel Financial Corp.*	642	27,856
SVB Financial Group*	920	37,932
Symetra Financial Corp.	1,120	13,440
U.S. Bancorp	2,581	57,685
UMB Financial Corp.	470	16,713
United Westen Bancorp, Inc.	6,559	5,247
Wells Fargo & Co.	5,220	133,632

Westamerica Bancorporation	885	46,480
Westfield Financial, Inc.	2,380	19,825
		2,777,371
HEALTH CARE (5.9%)
Abbott Laboratories	2,774	129,768
Abiomed, Inc.*	4,717	45,661
Acorda Therapeutics, Inc.*	952	29,617
Allied Healthcare Int’l., Inc.*	6,126	14,212
Almost Family, Inc.*	923	32,240
Alnylam Pharmaceuticals, Inc.*	533	8,006
Alphatec Hldgs., Inc.*	12,072	56,014
American Medical Systems Hldgs., Inc.*	1,172	25,925
Auxilium Pharmaceuticals, Inc.*	601	14,124
Bruker Corp.*	1,275	15,504
Celgene Corp.*	1,147	58,291
Conceptus, Inc.*	3,028	47,176
Cyberonics, Inc.*	1,456	34,478
Emergent Biosolutions, Inc.*	1,343	21,945
Enzon Pharmaceuticals, Inc.*	12,683	135,074
ev3, Inc.*	1,223	27,407
Exelixis, Inc.*	4,588	15,920
Genoptix, Inc.*	1,528	26,282
Geron Corp.*	1,714	8,604
Gilead Sciences, Inc.*	2,123	72,776
HMS Hldgs. Corp.*	728	39,472
Human Genome Sciences, Inc.*	1,214	27,509
Inspire Pharmaceuticals, Inc.*	2,725	13,598
Johnson & Johnson	2,920	172,455
Laboratory Corp. of America Hldgs.*	656	49,430
MAP Pharmaceuticals, Inc.*	488	6,403
McKesson Corp.	1,178	79,114
MedAssets, Inc.*	1,700	39,236
Medco Health Solutions, Inc.*	893	49,186
Medtronic, Inc.	1,221	44,286
Merck & Co., Inc.	3,802	132,956
Mylan, Inc.*	3,702	63,082
Neogen Corp.*	1,483	38,632
NuVasive, Inc.*	917	32,517
Omnicell, Inc.*	2,340	27,355
Onyx Pharmaceuticals, Inc.*	853	18,416
Optimer Pharmaceuticals, Inc.*	890	8,250
OSI Pharmaceuticals, Inc. - rights*	131	0
Quidel Corp.*	300	3,807
Regeneron Pharmaceuticals, Inc.*	552	12,321
RehabCare Group, Inc.*	750	16,335
Salix Pharmaceuticals Ltd.*	1,253	48,905
Seattle Genetics, Inc.*	2,047	24,544
St. Jude Medical, Inc.*	764	27,573
Steris Corp.	1,933	60,078
SXC Health Solutions Corp.*	298	21,829
UnitedHealth Group, Inc.	831	23,600
		1,899,913
INDUSTRIALS (5.8%)
Acco Brands Corp.*	3,778	18,852
Actuant Corp. Cl A	2,338	44,025
Administaff, Inc.	510	12,322
Aircastle Ltd.	3,013	23,652
Alaska Air Group, Inc.*	986	44,321

Ameron International Corp.	951	57,374
Astec Industries, Inc.*	963	26,704
ATC Technology Corp.*	1,330	21,440
AZZ, Inc.	1,600	58,832
Belden, Inc.	712	15,664
Boeing Co.	1,826	114,582
Cummins, Inc.	927	60,376
EMCOR Group, Inc.*	900	20,853
Encore Wire Corp.	2,029	36,908
Expeditors Int’l. of Wash.	1,703	58,771
FedEx Corp.	928	65,062
Flowserve Corp.	472	40,026
General Electric Co.	10,739	154,856
Genesee & Wyoming, Inc. Cl A*	2,270	84,694
Graham Corp.	1,870	28,031
Great Lakes Dredge & Dock Co.	4,419	26,514
Healthcare Svcs. Group, Inc.	1,000	18,950
Hub Group, Inc. Cl A*	967	29,020
Illinois Tool Works, Inc.	1,386	57,214
JetBlue Airways Corp*	3,709	20,362
Kaydon Corp.	2,041	67,067
Miller Industries, Inc.	3,081	41,501
Mueller Industries, Inc.	2,400	59,040
Old Dominion Freight Line, Inc.*	2,400	84,336
Orion Marine Group, Inc.*	3,128	44,418
Powell Industries, Inc.*	648	17,716
RBC Bearings, Inc.*	1,070	31,019
Robbins & Myers, Inc.	1,550	33,697
SFN Group, Inc.*	7,022	38,340
Southwest Airlines Co.	3,855	42,829
Stanley, Inc.*	382	14,279
Sun Hydraulics Corp.	1,394	32,703
Teledyne Technologies, Inc.*	977	37,693
Tutor Perini Corp.*	3,908	64,404
Union Pacific Corp.	649	45,112
United Technologies Corp.	1,298	84,253
		1,877,812
INFORMATION TECHNOLOGY (9.1%)
Adobe Systems, Inc.*	1,465	38,720
Adtran, Inc.	1,090	29,724
Advanced Energy Industries, Inc.*	2,207	27,124
Anixter International, Inc.*	591	25,177
Apple, Inc.*	992	249,518
Ariba, Inc.*	1,630	25,966
Automatic Data Processing, Inc.	1,109	44,648
Brooks Automation, Inc.*	3,020	23,345
Ceragon Networks Ltd.*	2,628	19,447
Cirrus Logic, Inc.*	1,365	21,581
Cisco Systems, Inc.*	5,725	122,000
Cognizant Technology Solutions*	804	40,248
Coherent, Inc.*	684	23,461
Commvault Systems, Inc.*	1,073	24,143
comScore, Inc.*	1,573	25,907
CyberSource Corp.*	1,217	31,070
DemandTec, Inc.*	1,570	10,598
EMC Corp.*	2,044	37,405
Fairchild Semiconductor Int’l., Inc.*	638	5,366
FormFactor, Inc.*	576	6,221
Forrester Research, Inc.*	1,395	42,213

Global Cash Access Hldgs., Inc.*	9,939	71,660
Google, Inc.*	254	113,017
Harmonic, Inc.*	1,012	5,505
Hewlett-Packard Co.	2,694	116,596
iGATE Corp.	1,375	17,628
Informatica Corp.*	2,636	62,948
Int’l. Business Machines Corp.	1,243	153,486
Intel Corp.	4,407	85,716
Intevac, Inc.*	2,055	21,927
JDA Software Group, Inc.*	984	21,628
KLA-Tencor Corp.	1,270	35,408
Lawson Software, Inc.*	3,721	27,163
LogMeIn, Inc.*	1,710	44,853
Mercury Computer Systems, Inc.*	2,359	27,671
Microsemi Corp.*	3,258	47,665
Microsoft Corp.	5,640	129,776
MKS Instruments, Inc.*	2,796	52,341
Monolithic Power Systems, Inc.*	1,245	22,236
Monotype Imaging Hldgs., Inc.*	2,236	20,146
Oracle Corp.	4,340	93,136
Parametric Technology Corp.*	4,635	72,630
Plexus Corp.*	2,379	63,614
Polycom, Inc.*	745	22,194
QUALCOMM, Inc.	2,005	65,844
Rackspace Hosting, Inc.*	1,253	22,980
RightNow Technologies, Inc.*	1,688	26,485
Riverbed Technology, Inc.*	1,198	33,089
Rogers Corp.*	940	26,104
Salesforce.com, inc.*	780	66,940
Sapient Corp.	1,978	20,057
SAVVIS, Inc.*	1,273	18,777
Semtech Corp.*	1,549	25,357
Solera Hldgs., Inc.	800	28,960
Sourcefire, Inc.*	1,478	28,082
SuccessFactors, Inc.*	1,123	23,347
Super Micro Computer, Inc.*	3,789	51,152
Sybase, Inc.*	658	42,546
Synaptics, Inc.*	654	17,985
Take-Two Interactive Software, Inc.*	1,825	16,425
Texas Instruments, Inc.	2,304	53,637
Tibco Software, Inc.*	6,570	79,234
Virtusa Corp.*	889	8,294
Websense, Inc.*	2,477	46,815
Xyratex Ltd.*	1,743	24,663
Yahoo!, Inc.*	1,928	26,664
		2,956,263
MATERIALS (2.6%)
Allied Nevada Gold Corp.*	1,452	28,575
Ball Corp.	993	52,460
Buckeye Technologies, Inc.*	1,810	18,010
Commercial Metals Co.	3,064	40,506
Crown Hldgs., Inc.*	3,967	99,334
Cytec Industries, Inc.	988	39,510
Dow Chemical Co.	1,977	46,894
Eastman Chemical Co.	1,064	56,775
FMC Corp.	1,063	61,048
Freeport-McMoRan Copper & Gold, Inc.	694	41,036
Innophos Hldgs., Inc.	1,453	37,894
Kaiser Aluminum Corp.	1,344	46,596

Silgan Hldgs., Inc.	3,516	99,784
Taseko Mines Ltd.*	14,517	62,133
US Gold Corp.*	15,124	75,771
Zep, Inc.	1,533	26,736
		833,062
TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	4,771	115,410
Consolidated Comms. Hldgs., Inc.	4,368	74,300
FairPoint Communications, Inc.*	1	0
Qwest Communications Int’l., Inc.	8,146	42,767
Sprint Nextel Corp.*	10,544	44,707
Syniverse Hldgs., Inc.*	3,669	75,031
		352,215
UTILITIES (1.4%)
Avista Corp.	2,246	43,864
Black Hills Corp.	630	17,936
Dominion Resources, Inc.	1,689	65,432
Edison International	977	30,990
Entergy Corp.	264	18,908
Idacorp, Inc.	992	33,004
Northwest Natural Gas Co.	738	32,155
PNM Resources, Inc.	2,483	27,760
PPL Corp.	1,083	27,021
Public Svc. Enterprise Group, Inc.	1,903	59,621
Sempra Energy	888	41,550
Unisource Energy Corp.	1,436	43,338
		441,579
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $14,923,771) 46.6%		15,046,144

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (2)
Energy XXI (Bermuda) Ltd., 7.25%	100	16,268
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.0% (2)		16,268

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS - LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(3)	NR	7.25	07/15/10	60,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $59,655) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $14,993,426) 46.6%					15,062,412

TEMPORARY CASH INVESTMENTS (4) (Cost: $755,500) 2.3%					755,500

TOTAL INVESTMENTS (Cost: $34,386,054) 99.8%					32,224,699

OTHER NET ASSETS 0.2%					81,080

NET ASSETS 100.0%					$32,305,779

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.4%)
Abercrombie & Fitch Co. Cl A	343	10,527
Amazon.com, Inc.*	1,340	146,408
Apollo Group, Inc.*	493	20,938
AutoNation, Inc.*	346	6,747
AutoZone, Inc.*	115	22,220
Bed Bath & Beyond, Inc.*	1,001	37,117
Best Buy Co., Inc.	1,343	45,474
Big Lots, Inc.*	314	10,076
CarMax, Inc.*	787	15,661
Carnival Corp.	1,712	51,771
CBS Corp. Cl B	2,684	34,704
Coach, Inc.	1,189	43,458
Comcast Corp. Cl A	10,992	190,931
D.R. Horton, Inc.	1,102	10,833
Darden Restaurants, Inc.	547	21,251
DeVry, Inc.	241	12,650
DIRECTV Cl A*	3,572	121,162
Discovery Communications, Inc. Cl A*	1,106	39,495
Disney (Walt) Co.	7,614	239,841
Eastman Kodak Co.*	1,022	4,435
Expedia, Inc.	804	15,099
Family Dollar Stores, Inc.	528	19,900
Ford Motor Co.*	13,316	134,225
Fortune Brands, Inc.	593	23,234
GameStop Corp. Cl A*	601	11,293
Gannett Co., Inc.	920	12,383
Gap, Inc.	1,739	33,841
Genuine Parts Co.	617	24,341
Goodyear Tire & Rubber Co.*	938	9,324
H&R Block, Inc.	1,300	20,397
Harley-Davidson, Inc.	930	20,674
Harman Int’l. Industries, Inc.*	270	8,070
Hasbro, Inc.	510	20,961
Home Depot, Inc.	6,532	183,353
International Game Technology	1,175	18,448
Interpublic Group of Cos., Inc.*	1,888	13,461
Johnson Controls, Inc.	2,628	70,614
Kohl’s Corp.*	1,200	57,000
Leggett & Platt, Inc.	578	11,595
Lennar Corp. Cl A	659	9,167
Limited Brands, Inc.	1,066	23,527
Lowe’s Cos., Inc.	5,546	113,249
Macy’s, Inc	1,668	29,857
Marriott International, Inc. Cl A	1,000	29,940

Mattel, Inc.	1,427	30,195
McDonald’s Corp.	4,191	276,061
McGraw-Hill Cos., Inc.	1,226	34,500
Meredith Corp.	144	4,483
New York Times Co. Cl A*	459	3,970
Newell Rubbermaid, Inc.	1,075	15,738
News Corp. Cl A	8,892	106,348
NIKE, Inc. Cl B	1,505	101,663
Nordstrom, Inc.	655	21,084
O’Reilly Automotive, Inc.*	543	25,825
Office Depot, Inc.*	1,101	4,448
Omnicom Group, Inc.	1,202	41,229
Penney (J.C.) Co., Inc.	934	20,062
Polo Ralph Lauren Corp.	254	18,532
Priceline.com, Inc.*	187	33,013
Pulte Homes, Inc.*	1,259	10,425
RadioShack Corp.	490	9,560
Ross Stores, Inc.	480	25,579
Scripps Networks Interactive, Inc. Cl A	350	14,119
Sears Hldgs. Corp.*	192	12,413
Stanley Black & Decker, Inc.	622	31,423
Staples, Inc.	2,834	53,988
Starbucks Corp.	2,886	70,130
Starwood Hotels & Resorts	748	30,990
Target Corp.	2,886	141,905
Tiffany & Co.	489	18,538
Time Warner Cable, Inc.	1,384	72,079
Time Warner, Inc.	4,447	128,563
TJX Cos., Inc.	1,586	66,533
Urban Outfitters, Inc.*	506	17,401
V.F. Corp.	340	24,201
Viacom, Inc. Cl B	2,371	74,378
Washington Post Co. Cl B	24	9,852
Whirlpool Corp.	295	25,907
Wyndham Worldwide Corp.	703	14,158
Wynn Resorts Ltd.	271	20,669
Yum! Brands, Inc.	1,823	71,170
		3,680,784
CONSUMER STAPLES (10.6%)
Altria Group, Inc.	8,080	161,923
Archer-Daniels-Midland Co.	2,527	65,247
Avon Products, Inc.	1,674	44,361
Brown-Forman Corp. Cl B	426	24,380
Campbell Soup Co.	734	26,299
Clorox Co.	548	34,064
Coca-Cola Co.	8,971	449,627
Coca-Cola Enterprises, Inc.	1,280	33,101
Colgate-Palmolive Co.	1,911	150,510

ConAgra Foods, Inc.	1,748	40,763
Constellation Brands, Inc. Cl A*	748	11,684
Costco Wholesale Corp.	1,725	94,582
CVS Caremark Corp.	5,167	151,496
Dean Foods Co.*	714	7,190
Dr. Pepper Snapple Group, Inc.	960	35,894
Estee Lauder Cos., Inc. Cl A	464	25,859
General Mills, Inc.	2,605	92,530
Heinz (H.J.) Co.	1,237	53,463
Hershey Co.	647	31,011
Hormel Foods Corp.	271	10,970
J.M. Smucker Co.	459	27,641
Kellogg Co.	998	50,199
Kimberly-Clark Corp.	1,617	98,039
Kraft Foods, Inc. Cl A	6,800	190,400
Kroger Co.	2,606	51,312
Lorillard, Inc.	592	42,612
McCormick & Co., Inc.	517	19,625
Mead Johnson Nutrition Co.	792	39,695
Molson Coors Brewing Co. Cl B	612	25,924
PepsiCo, Inc.	6,302	384,107
Philip Morris Int’l., Inc.	7,153	327,894
Proctor & Gamble Co.	11,244	674,415
Reynolds American, Inc.	654	34,086
Safeway, Inc.	1,572	30,906
Sara Lee Corp.	2,597	36,618
SUPERVALU, Inc.	839	9,095
Sysco Corp.	2,292	65,482
Tyson Foods, Inc. Cl A	1,190	19,504
Wal-Mart Stores, Inc.	8,021	385,569
Walgreen Co.	3,681	98,283
Whole Foods Market, Inc.*	669	24,097
		4,180,457
ENERGY (9.8%)
Anadarko Petroleum Corp.	1,865	67,308
Apache Corp.	1,304	109,784
Baker Hughes, Inc.	1,632	67,842
Cabot Oil & Gas Corp.	414	12,966
Cameron International Corp.*	944	30,699
Chesapeake Energy Corp.	2,561	53,653
Chevron Corp.	7,794	528,901
ConocoPhillips	5,720	280,795
Consol Energy, Inc.	876	29,574
Denbury Resources, Inc.*	1,524	22,311
Devon Energy Corp.	1,733	105,574
Diamond Offshore Drilling, Inc	269	16,729
El Paso Corp.	2,720	30,219
EOG Resources, Inc.	984	96,796

Exxon Mobil Corp.	19,681	1,123,202
FMC Technologies, Inc.*	469	24,698
Halliburton Co.	3,452	84,747
Helmerich & Payne, Inc.	412	15,046
Hess Corp.	1,113	56,028
Marathon Oil Corp.	2,733	84,969
Massey Energy Co.	406	11,104
Murphy Oil Corp.	744	36,865
Nabors Industries Ltd.*	1,099	19,364
National Oilwell Varco, Inc.	1,616	53,441
Noble Energy, Inc.	683	41,205
Occidental Petroleum Corp.	3,153	243,254
Peabody Energy Corp.	1,034	40,460
Pioneer Natural Resources Co.	449	26,693
Range Resources Corp.	627	25,174
Rowan Cos., Inc.*	435	9,544
Schlumberger Ltd.	4,726	261,537
Smith International, Inc.	979	36,859
Southwestern Energy Co.*	1,364	52,705
Spectra Energy Corp.	2,498	50,135
Sunoco, Inc.	459	15,959
Tesoro Corp.	533	6,220
Valero Energy Corp.	2,191	39,394
Williams Cos., Inc.	2,237	40,892
		3,852,646
FINANCIALS (14.9%)
Aflac, Inc.	1,807	77,105
Allstate Corp.	2,066	59,356
American Express Co.	4,701	186,630
American Int’l. Group, Inc.*	526	18,115
Ameriprise Financial, Inc.	1,002	36,202
Aon Corp.	1,048	38,902
Apartment Investment & Management Co. Cl A	458	8,871
Assurant, Inc.	437	15,164
AvalonBay Communities, Inc.	327	30,532
Bank of America Corp.	39,057	561,249
Bank of New York Mellon Corp.	4,681	115,574
BB&T Corp.	2,706	71,195
Berkshire Hathaway, Inc. Cl B*	6,411	510,893
Boston Properties, Inc.	540	38,524
Capital One Financial Corp.	1,772	71,412
CB Richard Ellis Group, Inc. Cl A*	1,076	14,644
Charles Schwab Corp.	3,791	53,756
Chubb Corp.	1,272	63,613
Cincinnati Financial Corp.	634	16,402
Citigroup, Inc.*	88,052	331,076
CME Group, Inc.	257	72,358
Comerica, Inc.	675	24,860

Discover Financial Svcs.	2,119	29,624
E*Trade Financial Corp.*	766	9,054
Equity Residential	1,107	46,095
Federated Investors, Inc. Cl B	349	7,228
Fifth Third Bancorp	3,105	38,160
First Horizon National Corp.*	886	10,148
Franklin Resources, Inc.	576	49,645
Genworth Financial, Inc. Cl A*	1,868	24,415
Goldman Sachs Group, Inc.	1,984	260,440
Hartford Financial Svcs. Group, Inc.	1,724	38,152
HCP, Inc.	1,199	38,668
Health Care REIT, Inc.	494	20,807
Host Hotels & Resorts, Inc.	2,558	34,482
Hudson City Bancorp, Inc.	1,827	22,362
Huntington Bancshares, Inc.	2,791	15,462
IntercontinentalExchange, Inc.*	288	32,553
Invesco Ltd.	1,820	30,631
Janus Capital Group, Inc.	716	6,358
JPMorgan Chase & Co.	15,237	557,827
KeyCorp	3,397	26,123
Kimco Realty Corp.	1,573	21,141
Legg Mason, Inc.	644	18,051
Leucadia National Corp.*	740	14,437
Lincoln National Corp.	1,177	28,589
Loews Corp.	1,369	45,601
M&T Bank Corp.	321	27,269
Marsh & McLennan Cos., Inc.	2,118	47,761
Marshall & Ilsley Corp.	1,997	14,338
MetLife, Inc.	3,202	120,908
Moody’s Corp.	756	15,060
Morgan Stanley	5,378	124,823
Nasdaq OMX Group, Inc.*	572	10,170
Northern Trust Corp.	951	44,412
NYSE Euronext	1,007	27,823
People’s United Financial, Inc.	1,468	19,818
Plum Creek Timber Co., Inc.	640	22,099
PNC Financial Svcs. Grp., Inc.	2,041	115,317
Principal Financial Grp., Inc.	1,250	29,300
Progressive Corp.	2,603	48,728
ProLogis	1,837	18,609
Prudential Financial, Inc.	1,818	97,554
Public Storage	530	46,592
Regions Financial Corp.	4,671	30,735
Simon Property Group, Inc.	1,136	91,732
SLM Corp.*	1,909	19,835
State Street Corp.	1,977	66,862
SunTrust Banks, Inc.	1,950	45,435
T. Rowe Price Group, Inc.	1,014	45,011
Torchmark Corp.	322	15,942

Travelers Cos., Inc.	1,941	95,594
U.S. Bancorp	7,337	163,982
Unum Group	1,289	27,971
Ventas, Inc.	616	28,921
Vornado Realty Trust	615	44,864
Wells Fargo & Co.	20,273	518,989
XL Capital Ltd. Cl A*	1,331	21,309
Zions Bancorporation	623	13,438
		5,903,687
HEALTH CARE (11.1%)
Abbott Laboratories	5,995	280,446
Aetna, Inc.	1,662	43,844
Allergan, Inc.	1,199	69,854
AmerisourceBergen Corp.	1,108	35,179
Amgen, Inc.*	3,732	196,303
Bard (C.R.), Inc.	374	28,996
Baxter International, Inc.	2,346	95,341
Becton, Dickinson & Co.	913	61,737
Biogen Idec, Inc.*	1,019	48,352
Boston Scientific Corp.*	5,850	33,930
Bristol-Myers Squibb Co.	6,737	168,021
Cardinal Health, Inc.	1,426	47,928
CareFusion Corp.*	707	16,049
Celgene Corp.*	1,795	91,222
Cephalon, Inc.*	290	16,458
Cerner Corp.*	265	20,111
CIGNA Corp.	1,078	33,483
Coventry Health Care, Inc.*	579	10,237
DaVita, Inc.*	403	25,163
Dentsply International, Inc.	567	16,959
Express Scripts, Inc.*	2,157	101,422
Forest Laboratories, Inc.*	1,178	32,313
Genzyme Corp.*	1,011	51,328
Gilead Sciences, Inc.*	3,459	118,575
Hospira, Inc.*	644	36,998
Humana, Inc.*	665	30,371
Intuitive Surgical, Inc.*	149	47,027
Johnson & Johnson	10,729	633,655
King Pharmaceuticals, Inc.*	982	7,453
Laboratory Corp. of America Hldgs.*	406	30,592
Life Technologies Corp.*	707	33,406
Lilly (Eli) & Co.	3,934	131,789
McKesson Corp.	1,068	71,727
Medco Health Solutions, Inc.*	1,819	100,191
Medtronic, Inc.	4,301	155,997
Merck & Co., Inc.	12,218	427,263
Millipore Corp.*	218	23,250
Mylan, Inc.*	1,179	20,090

Patterson Cos., Inc.	362	10,328
PerkinElmer, Inc.	462	9,550
Pfizer, Inc.	32,084	457,518
Quest Diagnostics, Inc.	591	29,414
St. Jude Medical, Inc.*	1,274	45,979
Stryker Corp.	1,099	55,016
Tenet Healthcare Corp.*	1,746	7,578
Thermo Fisher Scientific, Inc.*	1,593	78,137
UnitedHealth Group, Inc.	4,448	126,323
Varian Medical Systems, Inc.*	472	24,676
Waters Corp.*	362	23,421
Watson Pharmaceuticals, Inc.*	418	16,958
WellPoint, Inc.*	1,657	81,077
Zimmer Hldgs., Inc.*	788	42,591
		4,401,626
INDUSTRIALS (9.5%)
3M Co.	2,778	219,434
Avery Dennison Corp.	431	13,848
Boeing Co.	2,929	183,795
Caterpillar, Inc.	2,422	145,490
Cintas Corp.	510	12,225
CSX Corp.	1,519	75,388
Cummins, Inc.	776	50,541
Danaher Corp.	2,041	75,762
Deere & Co.	1,671	93,041
Donnelley (R.R.) & Sons Co.	805	13,178
Dover Corp.	732	30,590
Dun & Bradstreet Corp.	197	13,223
Eaton Corp.	653	42,732
Emerson Electric Co.	2,927	127,881
Equifax, Inc.	492	13,806
Expeditors Int’l. of Wash.	831	28,678
Fastenal Co.	509	25,547
FedEx Corp.	1,213	85,043
Flowserve Corp.	217	18,402
Fluor Corp.	694	29,495
General Dynamics Corp.	1,492	87,372
General Electric Co.	41,510	598,574
Goodrich Corp.	485	32,131
Grainger (W.W.), Inc.	240	23,868
Honeywell International, Inc.	2,969	115,880
Illinois Tool Works, Inc.	1,531	63,200
Iron Mountain, Inc.	707	15,879
ITT Corp.	711	31,938
Jacobs Engineering Group, Inc.*	486	17,710
L-3 Communications Hldgs., Inc.	455	32,232
Lockheed Martin Corp.	1,221	90,965
Masco Corp.	1,391	14,967

Norfolk Southern Corp.	1,437	76,233
Northrop Grumman Corp.	1,163	63,314
Paccar, Inc.	1,420	56,615
Pall Corp.	457	15,707
Parker Hannifin Corp.	632	35,051
Pitney Bowes, Inc.	804	17,656
Precision Castparts Corp.	548	56,400
Quanta Services, Inc.*	827	17,078
Raytheon Co.	1,480	71,617
Republic Services, Inc.	1,264	37,579
Robert Half Int’l., Inc.	579	13,635
Robinson (C.H.) Worldwide, Inc.	649	36,123
Rockwell Automation, Inc.	555	27,245
Rockwell Collins, Inc.	610	32,409
Roper Industries, Inc.	364	20,369
Ryder System, Inc.	208	8,368
Snap-On, Inc.	225	9,205
Southwest Airlines Co.	2,930	32,552
Stericycle, Inc.*	327	21,445
Textron, Inc.	1,063	18,039
Union Pacific Corp.	1,971	137,004
United Parcel Service, Inc. Cl B	3,847	218,856
United Technologies Corp.	3,603	233,871
Waste Management, Inc.	1,893	59,232
		3,738,418
INFORMATION TECHNOLOGY (17.3%)
Adobe Systems, Inc.*	2,028	53,600
Advanced Micro Devices, Inc.*	2,225	16,287
Agilent Technologies, Inc.*	1,346	38,267
Akamai Technologies, Inc.*	667	27,060
Altera Corp.	1,176	29,177
Amphenol Corp. Cl A	676	26,553
Analog Devices, Inc.	1,160	32,318
Apple, Inc.*	3,518	884,883
Applied Materials, Inc.	5,248	63,081
Autodesk, Inc.*	871	21,218
Automatic Data Processing, Inc.	1,963	79,030
BMC Software, Inc.*	705	24,414
Broadcom Corp. Cl A	1,683	55,489
CA, Inc.	1,518	27,931
Cisco Systems, Inc.*	21,916	467,030
Citrix Systems, Inc.*	719	30,363
Cognizant Technology Solutions*	1,168	58,470
Computer Sciences Corp.	606	27,422
Compuware Corp.*	876	6,990
Corning, Inc.	6,123	98,886
Dell, Inc.*	6,798	81,984
eBay, Inc.*	4,427	86,813

Electronic Arts, Inc.*	1,285	18,504
EMC Corp.*	8,007	146,528
Fidelity Nat’l. Information Svcs., Inc.	1,301	34,893
First Solar, Inc.*	189	21,514
Fiserv, Inc.*	593	27,076
FLIR Systems, Inc.*	592	17,221
Google, Inc.*	944	420,033
Harris Corp.	504	20,992
Hewlett-Packard Co.	9,121	394,757
Int’l. Business Machines Corp.	5,006	618,141
Intel Corp.	21,938	426,694
Intuit, Inc.*	1,225	42,593
Jabil Circuit, Inc.	752	10,002
JDS Uniphase Corp.*	878	8,640
Juniper Networks, Inc.*	2,034	46,416
KLA-Tencor Corp.	656	18,289
Lexmark International, Inc. Cl A*	305	10,074
Linear Technology Corp.	873	24,278
LSI Corp.*	2,560	11,776
MasterCard, Inc.	377	75,223
McAfee, Inc.*	607	18,647
MEMC Electronic Materials, Inc.*	880	8,694
Microchip Technology, Inc.	723	20,056
Micron Technology, Inc.*	3,295	27,975
Microsoft Corp.	29,711	683,650
Molex, Inc.	527	9,612
Monster Worldwide, Inc.*	504	5,872
Motorola, Inc.*	9,028	58,863
National Semiconductor Corp.	924	12,437
NetApp, Inc.*	1,354	50,518
Novell, Inc.*	1,358	7,713
Novellus Systems, Inc.*	373	9,459
Nvidia Corp.*	2,216	22,625
Oracle Corp.	15,217	326,557
Paychex, Inc.	1,264	32,826
QLogic Corp.*	429	7,130
QUALCOMM, Inc.	6,378	209,454
Red Hat, Inc.*	740	21,416
SAIC, Inc.*	1,140	19,084
Salesforce.com, inc.*	446	38,276
SanDisk Corp.*	907	38,157
Symantec Corp.*	3,082	42,778
Tellabs, Inc.	1,494	9,547
Teradata Corp.*	648	19,751
Teradyne, Inc.*	698	6,806
Texas Instruments, Inc.	4,763	110,883
Total System Services, Inc.	766	10,418
VeriSign, Inc.*	713	18,930
Visa, Inc. Cl A	1,793	126,855

Western Digital Corp.*	897	27,054
Western Union Co.	2,625	39,139
Xerox Corp.	5,394	43,368
Xilinx, Inc.	1,055	26,649
Yahoo!, Inc.*	4,604	63,673
		6,805,782
MATERIALS (3.2%)
Air Products & Chemicals, Inc.	816	52,885
Airgas, Inc.	324	20,153
AK Steel Hldg. Corp.	432	5,149
Alcoa, Inc.	4,024	40,481
Allegheny Technologies, Inc.	387	17,102
Ball Corp.	361	19,072
Bemis Co., Inc.	425	11,475
CF Industries Hldgs., Inc.	281	17,829
Cliffs Natural Resources, Inc.	529	24,948
Dow Chemical Co.	4,451	105,578
Du Pont (E.I.) de Nemours & Co.	3,484	120,512
Eastman Chemical Co.	276	14,727
Ecolab, Inc.	912	40,958
FMC Corp.	286	16,425
Freeport-McMoRan Copper & Gold, Inc.	1,838	108,681
Int’l. Flavors & Fragrances, Inc.	309	13,108
International Paper Co.	1,696	38,380
MeadWestvaco Corp.	664	14,741
Monsanto Co.	2,126	98,264
Newmont Mining Corp.	1,852	114,342
Nucor Corp.	1,235	47,276
Owens-Illinois, Inc.*	646	17,087
Pactiv Corp.*	522	14,538
PPG Industries, Inc.	642	38,783
Praxair, Inc.	1,185	90,048
Sealed Air Corp.	619	12,207
Sherwin-Williams Co.	360	24,908
Sigma-Aldrich Corp.	474	23,619
Titanium Metals Corp.*	326	5,734
United States Steel Corp.	569	21,935
Vulcan Materials Co.	497	21,784
Weyerhaeuser Co.	827	29,110
		1,241,839
TELECOMMUNICATION SERVICES (2.8%)
American Tower Corp. Cl A*	1,569	69,821
AT&T, Inc.	23,135	559,636
CenturyTel, Inc.	1,171	39,006
Frontier Communications Corp.	1,225	8,710
MetroPCS Communications, Inc.*	1,008	8,256
Qwest Communications Int’l., Inc.	5,816	30,534

Sprint Nextel Corp.*	11,637	49,341
Verizon Communications, Inc.	10,974	307,491
Windstream Corp.	1,905	20,117
		1,092,912
UTILITIES (3.5%)
AES Corp.*	2,622	24,227
Allegheny Energy, Inc.	659	13,628
Ameren Corp.	928	22,059
American Electric Power Co., Inc.	1,858	60,013
CenterPoint Energy, Inc.	1,620	21,319
CMS Energy Corp.	894	13,097
Consolidated Edison, Inc.	1,094	47,151
Constellation Energy Group, Inc.	787	25,381
Dominion Resources, Inc.	2,309	89,451
DTE Energy Co.	656	29,920
Duke Energy Corp.	5,115	81,840
Edison International	1,268	40,221
Entergy Corp.	735	52,641
EQT Corp.	561	20,275
Exelon Corp.	2,551	96,861
FirstEnergy Corp.	1,187	41,818
Integrys Energy Group, Inc.	300	13,122
NextEra Energy, Inc.	1,606	78,309
Nicor, Inc.	176	7,128
NiSource, Inc.	1,081	15,675
Northeast Utilities	687	17,505
NRG Energy, Inc.*	978	20,743
Oneok, Inc.	415	17,949
Pepco Hldgs., Inc.	862	13,516
PG&E Corp.	1,451	59,636
Pinnacle West Capital Corp.	419	15,235
PPL Corp.	1,806	45,060
Progress Energy Enterprise	1,113	43,652
Public Svc. Enterprise Group, Inc.	1,970	61,720
Questar Corp.	678	30,842
SCANA Corp.	439	15,699
Sempra Energy	961	44,965
Southern Co.	3,199	106,463
TECO Energy, Inc.	845	12,734
Wisconsin Energy Corp.	457	23,188
Xcel Energy, Inc.	1,778	36,645
		1,359,688
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $40,252,644) 92.1%		36,257,839

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.6%)
U.S. Treasury Bill (1)	AAA	0.06	09/09/10	300,000	299,905
U.S. Treasury Bill (1)	AAA	0.12	08/26/10	2,000,000	1,999,627
U.S. Treasury Bill (1)	AAA	0.14	07/15/10	200,000	199,989
U.S. Treasury Bill (1)	AAA	0.16	07/08/10	100,000	99,997
					2,599,518
COMMERCIAL PAPER (1.3%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/10	530,000	530,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,129,578) 7.9%					3,129,518

TOTAL INVESTMENTS (Cost: $43,382,222) 100.0%					39,387,357

OTHER NET ASSETS 0.0% (2)					36

NET ASSETS 100.0%					$39,387,393

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.8%)
99 Cents Only Stores*	1,214	17,967
Aaron’s, Inc.	2,145	36,615
Advance Auto Parts, Inc.	2,311	115,966
Aeropostale, Inc.*	2,455	70,311
American Eagle Outfitters, Inc.	5,585	65,624
American Greetings Corp. Cl A	1,047	19,642
AnnTaylor Stores Corp.*	1,581	25,723
Bally Technologies, Inc.*	1,484	48,067
Barnes & Noble, Inc.	1,058	13,648
Bob Evans Farms, Inc.	791	19,474
BorgWarner, Inc.*	3,077	114,895
Boyd Gaming Corp.*	1,484	12,599
Brinker International, Inc.	2,693	38,941
Burger King Hldgs., Inc.	2,455	41,342
Career Education Corp.*	1,753	40,354
Cheesecake Factory, Inc.*	1,591	35,416
Chico’s FAS, Inc.	4,783	47,256
Chipotle Mexican Grill, Inc. Cl A*	822	112,458
Coldwater Creek, Inc.*	1,550	5,208
Collective Brands, Inc.*	1,729	27,318
Corinthian Colleges, Inc.*	2,278	22,438
Dick’s Sporting Goods, Inc.*	2,395	59,612
Dollar Tree, Inc.*	3,374	140,439
DreamWorks Animation SKG Cl A*	1,932	55,159
Dress Barn, Inc.*	1,601	38,120
Foot Locker, Inc.	4,160	52,499
Fossil, Inc.*	1,271	44,104
Gentex Corp.	3,642	65,483
Guess?, Inc.	1,554	48,547
Hanesbrands, Inc.*	2,509	60,367
Harte-Hanks, Inc.	1,017	10,628
International Speedway Corp. Cl A	804	20,711
ITT Educational Svcs., Inc.*	768	63,759
J. Crew Group, Inc.*	1,490	54,847
KB Home	1,985	21,835
Lamar Advertising Co. Cl A*	1,430	35,064
Life Time Fitness, Inc.*	1,066	33,888
LKQ Corp.*	3,771	72,705
Matthews International Corp. Cl A	801	23,453
MDC Hldgs., Inc.	1,001	26,977
Mohawk Industries, Inc.*	1,484	67,908
Netflix, Inc.*	1,091	118,537
NVR, Inc.*	162	106,115
Panera Bread Co. Cl A*	840	63,244

PetSmart, Inc.	3,164	95,458
Phillips-Van Heusen Corp.	1,499	69,359
Regis Corp.	1,517	23,620
Rent-A-Center, Inc.*	1,746	35,374
Ryland Group, Inc.	1,163	18,399
Saks, Inc.*	4,263	32,356
Scholastic Corp.	673	16,233
Scientific Games Corp. Cl A*	1,750	16,100
Service Corp. International	6,748	49,935
Sotheby’s	1,720	39,336
Strayer Education, Inc.	369	76,711
The Warnaco Group, Inc.*	1,179	42,609
Thor Industries, Inc.	1,032	24,510
Timberland Co.*	1,142	18,443
Toll Brothers, Inc.*	3,728	60,990
Tractor Supply Co.	951	57,982
Tupperware Brands Corp.	1,630	64,956
Under Armour, Inc. Cl A*	990	32,799
Wendy’s/Arby’s Group, Inc. Cl A	8,802	35,208
Wiley (John) & Sons, Inc. Cl A	1,137	43,968
Williams-Sonoma, Inc.	2,819	69,968
WMS Industries, Inc.*	1,402	55,029
		3,194,606
CONSUMER STAPLES (3.5%)
Alberto-Culver Co.	2,244	60,790
BJ’s Wholesale Club, Inc.*	1,422	52,628
Church & Dwight Co., Inc.	1,890	118,522
Corn Products Int’l., Inc.	1,988	60,236
Energizer Hldgs., Inc.*	1,843	92,666
Flowers Foods, Inc.	2,038	49,788
Green Mountain Coffee Roasters, Inc.*	2,782	71,497
Hansen Natural Corp.*	1,850	72,354
Lancaster Colony Corp.	507	27,054
NBTY, Inc.*	1,658	56,389
Ralcorp Hldgs., Inc.*	1,438	78,802
Ruddick Corp.	1,090	33,779
Smithfield Foods, Inc.*	3,988	59,421
Tootsie Roll Industries, Inc.	711	16,815
Universal Corp.	637	25,276
		876,017
ENERGY (5.4%)
Arch Coal, Inc.	4,280	84,787
Atwood Oceanics, Inc.*	1,451	37,030
Bill Barrett Corp.*	1,031	31,724
Cimarex Energy Co.	2,204	157,762
Comstock Resources, Inc.*	1,247	34,567

Exterran Hldgs., Inc.*	1,647	42,509
Forest Oil Corp.*	2,997	81,998
Frontier Oil Corp.	2,773	37,297
Helix Energy Solutions Group*	2,357	25,385
Mariner Energy, Inc.*	2,708	58,168
Newfield Exploration Co.*	3,563	174,088
Oceaneering Int’l., Inc.*	1,466	65,823
Overseas Shipholding Group, Inc.	684	25,335
Patriot Coal Corp.*	1,986	23,336
Patterson-UTI Energy, Inc.	4,013	51,647
Plains Exploration & Production Co.*	3,670	75,639
Pride International, Inc.*	4,556	101,781
Quicksilver Resources, Inc.*	3,076	33,836
Southern Union Co.	3,291	71,941
Superior Energy Services, Inc.*	2,043	38,143
Tidewater, Inc.	1,347	52,156
Unit Corp.*	1,066	43,269
		1,348,221
FINANCIALS (19.3%)
Affiliated Managers Group, Inc.*	1,178	71,587
Alexandria Real Estate Equities, Inc.	1,165	73,826
AMB Property Corp.	4,470	105,984
American Financial Group, Inc.	2,005	54,777
AmeriCredit Corp.*	2,552	46,497
Apollo Investment Corp.	5,028	46,911
Associated Banc-Corp.	4,517	55,378
Astoria Financial Corp.	2,154	29,639
BancorpSouth, Inc.	1,946	34,794
Bank of Hawaii Corp.	1,253	60,583
Berkley (W.R.) Corp.	3,348	88,588
BRE Properties, Inc.	1,647	60,824
Brown & Brown, Inc.	3,104	59,411
Camden Property Trust	1,749	71,447
Cathay General Bancorp	2,028	20,949
City National Corp.	1,153	59,068
Commerce Bancshares, Inc.	1,936	69,677
Corporate Office Pptys. Trust	1,531	57,811
Cousins Properties, Inc.	2,664	17,955
Cullen/Frost Bankers, Inc.	1,593	81,880
Duke Realty Corp.	6,533	74,150
Eaton Vance Corp.	3,114	85,978
Equity One, Inc.	929	14,492
Essex Property Trust, Inc.	793	77,349
Everest Re Group Ltd.	1,546	109,333
Federal Realty Investment Trust	1,624	114,118
Fidelity Nat’l. Financial, Inc. Cl A	6,114	79,421
First American Financial Corp.	2,730	34,616

First Niagara Financial Group, Inc.	5,518	69,141
FirstMerit Corp.	2,854	48,889
Fulton Financial Corp.	5,222	50,392
Gallagher (Arthur J.) & Co.	2,728	66,509
Greenhill & Co., Inc.	559	34,172
Hanover Insurance Group, Inc.	1,167	50,765
HCC Insurance Hldgs., Inc.	3,025	74,899
Highwoods Properties, Inc.	1,912	53,077
Hospitality Properties Trust	3,279	69,187
International Bancshares Corp.	1,361	22,715
Jefferies Group, Inc.	3,154	66,486
Jones Lang LaSalle, Inc.	1,105	72,532
Liberty Property Trust	2,983	86,060
Mack-Cali Realty Corp.	2,062	61,303
Mercury General Corp.	936	38,788
MSCI, Inc. Cl A*	3,062	83,899
Nationwide Health Pptys., Inc.	3,213	114,929
New York Community Bancorp, Inc.	11,506	175,695
NewAlliance Bancshares, Inc.	2,794	31,321
Old Republic Int’l. Corp.	6,333	76,819
OMEGA Healthcare Investors, Inc.	2,493	49,685
PacWest Bancorp	839	15,362
Potlatch Corp.	1,043	37,266
Prosperity Bancshares, Inc.	1,218	42,326
Protective Life Corp.	2,284	48,855
Raymond James Financial, Inc.	2,666	65,824
Rayonier, Inc.	2,130	93,763
Realty Income Corp.	2,788	84,560
Regency Centers Corp.	2,162	74,373
Reinsurance Grp. of America, Inc.	1,922	87,855
SEI Investments Co.	3,421	69,652
Senior Housing Pptys. Trust	3,389	68,153
SL Green Realty Corp	2,075	114,208
StanCorp Financial Group, Inc.	1,239	50,229
SVB Financial Group*	1,100	45,353
Synovus Financial Corp.	20,154	51,191
TCF Financial Corp.	3,233	53,700
The Macerich Co.	3,406	127,112
Transatlantic Hldgs., Inc.	1,680	80,573
Trustmark Corp.	1,505	31,334
UDR, Inc.	4,274	81,762
Unitrin, Inc.	1,318	33,741
Valley National Bancorp	4,276	58,239
Waddell & Reed Financial, Inc. Cl A	2,251	49,252
Washington Federal, Inc.	2,911	47,100
Webster Financial Corp.	1,719	30,839
Weingarten Realty Investors	2,766	52,692
Westamerica Bancorporation	773	40,598

Wilmington Trust Corp.	2,399	26,605
		4,816,823
HEALTH CARE (11.6%)
Affymetrix, Inc.*	1,879	11,086
Beckman Coulter, Inc.	1,839	110,873
Bio-Rad Laboratories, Inc. Cl A*	507	43,850
Charles River Laboratories Int’l., Inc.*	1,715	58,670
Community Health Systems, Inc.*	2,544	86,013
Covance, Inc.*	1,682	86,320
Edwards Lifesciences Corp.*	2,971	166,435
Endo Pharmaceuticals Hldgs., Inc.*	3,023	65,962
Gen-Probe, Inc.*	1,301	59,091
Health Management Associates, Inc. Cl A*	6,760	52,525
Health Net, Inc.*	2,626	63,996
Hill-Rom Hldgs., Inc.	1,630	49,601
Hologic, Inc.*	6,808	94,835
IDEXX Laboratories, Inc.*	1,515	92,264
Immucor, Inc.*	1,835	34,957
Kindred Healthcare, Inc.*	1,040	13,354
Kinetic Concepts, Inc.*	1,631	59,548
LifePoint Hospitals, Inc.*	1,470	46,158
Lincare Hldgs., Inc.*	2,773	90,150
Masimo Corp.	1,374	32,715
Medicis Pharmaceutical Corp. Cl A	1,560	34,133
Mednax, Inc.*	1,253	69,679
Mettler-Toledo Int’l., Inc.*	890	99,351
Omnicare, Inc.	3,206	75,982
Owens & Minor, Inc.	1,689	47,934
Perrigo Co.	2,133	125,996
Pharmaceutical Product Development, Inc.	3,145	79,914
Psychiatric Solutions, Inc.*	1,505	49,244
ResMed, Inc.*	2,038	123,931
Schein (Henry), Inc.*	2,388	131,101
Steris Corp.	1,554	48,298
Techne Corp.	981	56,358
Teleflex, Inc.	1,054	57,211
Thoratec Corp.*	1,496	63,924
United Therapeutics Corp.*	1,297	63,307
Universal Health Svcs., Inc. Cl B	2,621	99,991
Valeant Pharmaceuticals Int’l.*	1,686	88,161
VCA Antech, Inc.*	2,221	54,992
Vertex Pharmaceuticals, Inc.*	5,182	170,488
WellCare Health Plans, Inc.*	1,116	26,494
		2,884,892
INDUSTRIALS (13.6%)
Acuity Brands, Inc.	1,129	41,073

Aecom Technology Corp.*	3,016	69,549
AGCO Corp.*	2,431	65,564
AirTran Hldgs., Inc.*	3,602	17,470
Alaska Air Group, Inc.*	952	42,792
Alexander & Baldwin, Inc.	1,076	32,043
Alliant TechSystems, Inc.*	871	54,054
AMETEK, Inc.	2,788	111,938
BE Aerospace, Inc.*	2,668	67,847
Bucyrus International, Inc.	2,167	102,824
Carlisle Cos., Inc.	1,595	57,627
Clean Harbors, Inc.*	597	39,647
Con-way, Inc.	1,421	42,658
Copart, Inc.*	1,769	63,348
Corporate Executive Board Co.	906	23,801
Corrections Corp. of America*	2,998	57,202
Crane Co.	1,252	37,823
Deluxe Corp.	1,354	25,388
Donaldson Co., Inc.	2,037	86,878
FTI Consulting, Inc.*	1,230	53,616
Gardner Denver, Inc.	1,334	59,483
GATX Corp.	1,209	32,256
Graco, Inc.	1,612	45,442
Granite Construction, Inc.	886	20,892
Harsco Corp.	2,125	49,938
HNI Corp.	1,194	32,942
Hubbell, Inc. Cl B	1,566	62,155
Hunt (J.B.) Transport Svcs., Inc.	2,325	75,958
IDEX Corp.	2,146	61,311
JetBlue Airways Corp*	5,378	29,525
Joy Global, Inc.	2,720	136,245
Kansas City Southern*	2,685	97,600
KBR, Inc.	4,252	86,486
Kennametal, Inc.	2,157	54,853
Kirby Corp.*	1,404	53,703
Korn/Ferry International*	1,194	16,597
Landstar System, Inc.	1,321	51,506
Lennox International, Inc.	1,285	53,417
Lincoln Electric Hldgs., Inc.	1,107	56,446
Manpower, Inc.	2,162	93,355
Miller (Herman), Inc.	1,490	28,116
Mine Safety Appliances Co.	804	19,923
MSC Industrial Direct Co., Inc. Cl A	1,163	58,918
Navigant Consulting, Inc.*	1,328	13,785
Nordson Corp.	897	50,304
Oshkosh Corp.*	2,338	72,852
Pentair, Inc.	2,588	83,334
Regal-Beloit Corp.	1,016	56,672
Rollins, Inc.	1,150	23,794

Shaw Group, Inc.*	2,229	76,276
SPX Corp.	1,310	69,181
Terex Corp.*	2,862	53,634
The Brink’s Co.	1,265	24,073
Thomas & Betts Corp.*	1,378	47,817
Timken Co.	2,087	54,241
Towers Watson & Co. Cl A	1,081	41,997
Trinity Industries, Inc.	2,096	37,141
United Rentals, Inc.*	1,583	14,754
URS Corp.*	2,174	85,547
Valmont Industries, Inc.	532	38,655
Wabtec Corp.	1,272	50,740
Waste Connections, Inc.*	2,042	71,245
Werner Enterprises, Inc.	1,169	25,589
Woodward Governor Co.	1,489	38,014
		3,399,854
INFORMATION TECHNOLOGY (14.1%)
ACI Worldwide, Inc.*	878	17,095
Acxiom Corp.*	2,143	31,481
ADC Telecommunications, Inc.*	2,575	19,081
Adtran, Inc.	1,437	39,187
Advent Software, Inc.*	413	19,394
Alliance Data Systems Corp.*	1,414	84,161
ANSYS, Inc.*	2,383	96,678
AOL, Inc.*	2,805	58,316
Arrow Electronics, Inc.*	3,187	71,229
Atmel Corp.*	12,251	58,805
Avnet, Inc.*	4,016	96,826
Broadridge Financial Solutions, Inc.	3,559	67,799
Cadence Design Systems, Inc.*	7,074	40,958
Ciena Corp.*	2,435	30,876
CommScope, Inc.*	2,476	58,855
Convergys Corp.*	3,270	32,079
CoreLogic, Inc.	2,772	48,954
Cree, Inc.*	2,828	169,765
Diebold, Inc.	1,746	47,579
Digital River, Inc.*	1,024	24,484
DST Systems, Inc.	968	34,984
Equinix, Inc.*	1,190	96,652
F5 Networks, Inc.*	2,097	143,791
FactSet Research Systems, Inc.	1,095	73,354
Fair Isaac Corp.	1,207	26,301
Fairchild Semiconductor Int’l., Inc.*	3,292	27,686
Gartner, Inc.*	1,597	37,130
Global Payments, Inc.	2,141	78,232
Henry (Jack) & Associates, Inc.	2,234	53,348
Hewitt Associates, Inc. Cl A*	2,170	74,778

Informatica Corp.*	2,396	57,216
Ingram Micro, Inc. Cl A*	4,381	66,547
Integrated Device Technology, Inc.*	4,302	21,295
International Rectifier Corp.*	1,873	34,857
Intersil Corp. Cl A	3,281	39,733
Itron, Inc.*	1,068	66,024
Lam Research Corp.*	3,374	128,414
Lender Processing Svcs., Inc.	2,527	79,120
ManTech International Corp. Cl A*	596	25,372
Mentor Graphics Corp.*	2,823	24,984
MICROS Systems, Inc.*	2,118	67,501
National Instruments Corp.	1,485	47,193
NCR Corp.*	4,345	52,661
NeuStar, Inc. Cl A*	1,960	40,415
Parametric Technology Corp.*	3,044	47,699
Plantronics, Inc.	1,276	36,494
Polycom, Inc.*	2,200	65,538
Quest Software, Inc.*	1,629	29,387
RF Micro Devices, Inc.*	7,126	27,863
Rovi Corp.*	2,763	104,745
Semtech Corp.*	1,624	26,585
Silicon Laboratories, Inc.*	1,224	49,645
Solera Hldgs., Inc.	1,812	65,594
SRA International, Inc. Cl A*	1,142	22,463
Sybase, Inc.*	2,286	147,813
Synopsys, Inc.*	3,883	81,038
Tech Data Corp.*	1,339	47,695
Tibco Software, Inc.*	4,376	52,775
Trimble Navigation Ltd.*	3,153	88,284
ValueClick, Inc.*	2,144	22,919
Vishay Intertechnology, Inc.*	5,143	39,807
Zebra Technologies Corp. Cl A*	1,512	38,359
		3,505,893
MATERIALS (6.1%)
Albemarle Corp.	2,390	94,907
AptarGroup, Inc.	1,781	67,357
Ashland, Inc.	2,020	93,768
Cabot Corp.	1,713	41,300
Carpenter Technology Corp.	1,156	37,951
Commercial Metals Co.	3,042	40,215
Cytec Industries, Inc.	1,285	51,387
Greif, Inc. Cl A	912	50,652
Intrepid Potash, Inc.*	1,094	21,410
Louisiana-Pacific Corp.*	3,322	22,224
Lubrizol Corp.	1,795	144,156
Martin Marietta Materials, Inc.	1,193	101,178
Minerals Technologies, Inc.	492	23,390

NewMarket Corp.	297	25,934
Olin Corp.	2,080	37,627
Packaging Corp. of America	2,715	59,784
Reliance Steel & Aluminum Co.	1,717	62,070
Rock-Tenn Co. Cl A	1,013	50,316
RPM International, Inc.	3,409	60,817
Scotts Miracle-Gro Co. Cl A	1,185	52,626
Sensient Technologies Corp.	1,299	33,683
Silgan Hldgs., Inc.	1,430	40,583
Sonoco Products Co.	2,640	80,467
Steel Dynamics, Inc.	5,690	75,051
Temple-Inland, Inc.	2,798	57,835
Valspar Corp.	2,627	79,125
Worthington Industries, Inc.	1,615	20,769
		1,526,582
TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	5,245	15,787
Syniverse Hldgs., Inc.*	1,821	37,239
Telephone & Data Systems, Inc.	2,434	73,969
tw telecom inc*	3,988	66,520
		193,515
UTILITIES (5.9%)
AGL Resources, Inc.	2,049	73,395
Alliant Energy Corp.	2,929	92,966
Aqua America, Inc.	3,600	63,648
Atmos Energy Corp.	2,438	65,924
Black Hills Corp.	1,029	29,296
Cleco Corp.	1,596	42,150
DPL, Inc.	3,118	74,520
Dynegy, Inc. Cl A*	2,668	10,272
Energen Corp.	1,891	83,828
Great Plains Energy, Inc.	3,566	60,693
Hawaiian Electric Industries, Inc.	2,463	56,107
Idacorp, Inc.	1,260	41,920
MDU Resources Group	4,911	88,545
National Fuel Gas Co.	2,155	98,871
NSTAR	2,806	98,210
NV Energy, Inc.	6,201	73,234
OGE Energy Corp.	2,555	93,411
PNM Resources, Inc.	2,255	25,211
Questar Corp. - W/I	4,574	73,870
UGI Corp.	2,875	73,140
Vectren Corp.	2,137	50,561
Westar Energy, Inc.	2,912	62,928
WGL Hldgs., Inc.	1,324	45,056
		1,477,756
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $24,814,182) 93.1%		23,224,159

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill (1)	AAA	0.06	09/09/10	300,000	299,905
U.S. Treasury Bill (1)	AAA	0.16	07/08/10	200,000	199,994
					499,899
COMMERCIAL PAPER (4.8%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/10	800,000	800,000
General Electric Capital Svcs.	A-1+	0.35	08/17/10	400,000	399,817
					1,199,817
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,776) 6.8%					1,699,716

TEMPORARY CASH INVESTMENTS (4) (Cost: $37,100) 0.2%					37,100

TOTAL INVESTMENTS (Cost: $26,551,058) 100.1%					24,960,975

OTHER NET ASSETS -0.1%					(25,952)

NET ASSETS 100.0%					$24,935,023

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
CPI Corp.	2,030	45,513
Dillard’s, Inc. Cl A	2,866	61,619
Pep Boys - Manny, Moe & Jack	3,422	30,319
Rent-A-Center, Inc.*	2,514	50,934
Shutterfly, Inc.*	1,050	25,158
Tupperware Brands Corp.	1,095	43,636
Wolverine World Wide, Inc.	1,638	41,310
		298,489
CONSUMER STAPLES (4.6%)
American Italian Pasta Co. Cl A*	3,414	180,497
Pantry, Inc.*	1,590	22,435
Vector Group Ltd.	1,095	18,418
		221,350
ENERGY (4.6%)
Brigham Exploration Co.*	2,200	33,836
Energy XXI (Bermuda) Ltd.*	1,440	22,723
MarkWest Energy Partners LP	1,733	56,704
McMoRan Exploration Co.*	7,640	84,880
Superior Well Services, Inc.*	753	12,590
T-3 Energy Services, Inc.*	404	11,272
		222,005
FINANCIALS (31.0%)
AmTrust Financial Svcs., Inc.	970	11,679
Ashford Hospitality Trust, Inc.*	8,652	63,419
Aspen Insurance Hldgs. Ltd.	1,912	47,303
BancFirst Corp.	472	17,223
Bank Mutual Corp.	4,989	28,338
Bank of Marin Bancorp	360	11,495
Banner Corp.	2,240	4,435
Brookline Bancorp, Inc.	4,898	43,494
Bryn Mawr Bank Corp.	1,180	19,800
Chesapeake Lodging Trust*	1,390	21,990
Colonial Properties Trust	1,930	28,043
DiamondRock Hospitality Co.*	825	6,781
Dime Community Bancshares	2,140	26,386
EastGroup Properties, Inc.	510	18,146
Ellington Financial LLC†***	1,700	33,575
FBR Capital Markets Corp.*	2,970	9,890
First Interstate BancSytem, Inc.	1,020	16,045
First Niagara Financial Group, Inc.	2,716	34,031
Forest City Enterprises, Inc. Cl A*	3,750	42,450
Glacier Bancorp, Inc.	2,709	39,741
Highwoods Properties, Inc.	1,636	45,415
IBERIABANK Corp.	451	23,217
Investors Bancorp, Inc.*	1,760	23,091
iShares Russell 2000 Value Index Fund	1,360	77,574
KKR Financial Hldgs. LLC	2,760	20,590
Marlin Business Svcs. Corp.*	2,453	29,657

MB Financial, Inc.	1,040	19,126
Meadowbrook Insurance Group, Inc.	5,629	48,578
Medical Properties Trust, Inc.	1,207	11,394
MFA Financial, Inc.	2,116	15,658
Mid-America Apt. Communities, Inc.	604	31,088
National Retail Pptys., Inc.	1,490	31,946
NBH Hldgs. Co.†***	2,038	39,741
NewAlliance Bancshares, Inc.	4,034	45,221
Northwest Bancshares, Inc.	2,616	30,006
Pennsylvania REIT	3,732	45,605
PHH Corp.*	2,040	38,842
PMA Capital Corp. Cl A*	4,190	27,445
ProAssurance Corp.*	931	52,844
Prosperity Bancshares, Inc.	640	22,240
S.Y. Bancorp, Inc.	1,499	34,447
SeaBright Insurance Hldgs., Inc.	3,936	37,313
Senior Housing Pptys. Trust	2,036	40,944
Signature Bank*	1,003	38,124
SVB Financial Group*	1,050	43,292
Symetra Financial Corp.	1,247	14,964
UMB Financial Corp.	530	18,847
United Westen Bancorp, Inc.	7,588	6,070
Westamerica Bancorporation	961	50,472
Westfield Financial, Inc.	2,604	21,691
		1,509,706
HEALTH CARE (4.4%)
Abiomed, Inc.*	660	6,389
Allied Healthcare Int’l., Inc.*	5,901	13,690
Alphatec Hldgs., Inc.*	6,453	29,942
American Medical Systems Hldgs., Inc.*	1,277	28,247
Conceptus, Inc.*	2,140	33,341
Enzon Pharmaceuticals, Inc.*	7,645	81,419
RehabCare Group, Inc.*	860	18,731
		211,759
INDUSTRIALS (15.1%)
Actuant Corp. Cl A	2,580	48,581
Administaff, Inc.	580	14,013
Aircastle Ltd.	3,472	27,255
Alaska Air Group, Inc.*	1,126	50,614
Ameron International Corp.	1,080	65,156
ATC Technology Corp.*	1,490	24,019
AZZ, Inc.	1,031	37,910
EMCOR Group, Inc.*	1,020	23,633
Encore Wire Corp.	2,310	42,019
Genesee & Wyoming, Inc. Cl A*	1,433	53,465
Great Lakes Dredge & Dock Co.	1,842	11,052
Kaydon Corp.	1,570	51,590
Miller Industries, Inc.	3,550	47,819
Mueller Industries, Inc.	2,733	67,232
Old Dominion Freight Line, Inc.*	1,637	57,524
Orion Marine Group, Inc.*	3,560	50,552
SFN Group, Inc.*	3,700	20,202
Tutor Perini Corp.*	2,610	43,013
		735,649

INFORMATION TECHNOLOGY (8.7%)
Advanced Energy Industries, Inc.*	1,240	15,240
Anixter International, Inc.*	645	27,477
Cirrus Logic, Inc.*	1,550	24,506
Coherent, Inc.*	773	26,514
DemandTec, Inc.*	1,811	12,224
Fairchild Semiconductor Int’l., Inc.*	730	6,139
Global Cash Access Hldgs., Inc.*	4,827	34,803
Informatica Corp.*	750	17,910
Microsemi Corp.*	1,600	23,408
MKS Instruments, Inc.*	1,565	29,297
Parametric Technology Corp.*	1,740	27,266
Plexus Corp.*	770	20,590
Semtech Corp.*	1,764	28,877
Super Micro Computer, Inc.*	820	11,070
Sybase, Inc.*	761	49,206
Tibco Software, Inc.*	4,108	49,542
Websense, Inc.*	1,040	19,656
		423,725
MATERIALS (9.1%)
Buckeye Technologies, Inc.*	2,060	20,497
Commercial Metals Co.	3,310	43,758
Crown Hldgs., Inc.*	4,516	113,081
Cytec Industries, Inc.	1,106	44,229
Kaiser Aluminum Corp.	1,560	54,085
Silgan Hldgs., Inc.	2,840	80,599
Taseko Mines Ltd.*	16,512	70,671
US Gold Corp.*	3,545	17,760
		444,680
TELECOMMUNICATION SERVICES (1.7%)
Consolidated Comms. Hldgs., Inc.	2,459	41,828
Syniverse Hldgs., Inc.*	1,961	40,102
		81,930
UTILITIES (4.7%)
Avista Corp.	2,520	49,216
Black Hills Corp.	780	22,207
Idacorp, Inc.	1,140	37,928
Northwest Natural Gas Co.	843	36,730
PNM Resources, Inc.	2,848	31,841
Unisource Energy Corp.	1,680	50,702
		228,624
TOTAL COMMON STOCKS (Cost: $4,092,570) 90.0%		4,377,917

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	89	14,478
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.3%		14,478

TEMPORARY CASH INVESTMENTS (5) (Cost: $450,000) 9.2%	450,000

TOTAL INVESTMENTS (Cost: $4,551,470) 99.5%	4,842,395

OTHER NET ASSETS 0.5%	26,352

NET ASSETS 100.0%	$4,868,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.4%)
California Pizza Kitchen, Inc.*	3,146	47,662
Carter’s, Inc.*	1,725	45,281
Deckers Outdoor Corp.*	294	42,004
Fossil, Inc.*	600	20,820
G-III Apparel Group Ltd.*	1,159	26,530
Grand Canyon Education, Inc.*	1,800	42,174
Gymboree Corp.*	907	38,738
Lincoln Educational Svcs. Corp.*	875	18,016
OfficeMax, Inc.*	4,552	59,449
P.F. Chang’s China Bistro, Inc.	797	31,601
Pinnacle Entertainment, Inc.*	5,056	47,830
Shutterfly, Inc.*	1,986	47,585
Smith & Wesson Hldg. Corp.*	4,772	19,517
Sonic Corp.*	2,768	21,452
Sotheby’s	675	15,437
Tupperware Brands Corp.	1,046	41,683
		565,779
CONSUMER STAPLES (2.7%)
Hain Celestial Group, Inc.*	1,625	32,776
Pantry, Inc.*	2,925	41,272
USANA Health Sciences, Inc.*	569	20,786
Vector Group Ltd.	1,209	20,335
		115,169
ENERGY (4.4%)
Brigham Exploration Co.*	4,224	64,965
Energy XXI (Bermuda) Ltd.*	830	13,097
MarkWest Energy Partners LP	625	20,450
McMoRan Exploration Co.*	7,082	78,680
T-3 Energy Services, Inc.*	261	7,282
		184,474
FINANCIALS (6.3%)
First Financial Bancorp.	1,572	23,501
iShares Russell 2000 Growth Index Fund	1,550	103,194
PS Business Parks, Inc.	474	26,440
S.Y. Bancorp, Inc.	967	22,222
Senior Housing Pptys. Trust	1,367	27,490
Signature Bank*	876	33,297
Stifel Financial Corp.*	626	27,162
		263,306
HEALTH CARE (19.2%)
Abiomed, Inc.*	4,128	39,959
Acorda Therapeutics, Inc.*	945	29,399
Almost Family, Inc.*	901	31,472
Alnylam Pharmaceuticals, Inc.*	526	7,901
Alphatec Hldgs., Inc.*	6,367	29,543
Auxilium Pharmaceuticals, Inc.*	607	14,265
Bruker Corp.*	1,275	15,504
Conceptus, Inc.*	1,152	17,948
Cyberonics, Inc.*	1,450	34,336
Emergent Biosolutions, Inc.*	1,337	21,847
Enzon Pharmaceuticals, Inc.*	5,970	63,581

ev3, Inc.*	1,213	27,183
Exelixis, Inc.*	4,607	15,986
Genoptix, Inc.*	1,516	26,075
Geron Corp.*	1,720	8,634
HMS Hldgs. Corp.*	776	42,075
Human Genome Sciences, Inc.*	1,214	27,509
Inspire Pharmaceuticals, Inc.*	2,730	13,623
MAP Pharmaceuticals, Inc.*	500	6,560
MedAssets, Inc.*	1,692	39,051
Neogen Corp.*	1,488	38,762
NuVasive, Inc.*	925	32,801
Omnicell, Inc.*	2,345	27,413
Onyx Pharmaceuticals, Inc.*	850	18,352
Optimer Pharmaceuticals, Inc.*	886	8,213
Quidel Corp.*	300	3,807
Regeneron Pharmaceuticals, Inc.*	549	12,254
Salix Pharmaceuticals Ltd.*	1,275	49,763
Seattle Genetics, Inc.*	2,061	24,711
Steris Corp.	1,951	60,637
SXC Health Solutions Corp.*	295	21,609
		810,773
INDUSTRIALS (12.0%)
Acco Brands Corp.*	3,818	19,052
Astec Industries, Inc.*	972	26,954
AZZ, Inc.	707	25,996
Belden, Inc.	703	15,466
Genesee & Wyoming, Inc. Cl A*	951	35,482
Graham Corp.	1,871	28,046
Great Lakes Dredge & Dock Co.	2,825	16,950
Healthcare Svcs. Group, Inc.	1,000	18,950
Hub Group, Inc. Cl A*	956	28,690
JetBlue Airways Corp*	3,733	20,494
Kaydon Corp.	675	22,181
Old Dominion Freight Line, Inc.*	961	33,770
Powell Industries, Inc.*	650	17,771
RBC Bearings, Inc.*	1,079	31,280
Robbins & Myers, Inc.	1,559	33,893
SFN Group, Inc.*	3,215	17,554
Stanley, Inc.*	388	14,503
Sun Hydraulics Corp.	1,393	32,680
Teledyne Technologies, Inc.*	989	38,156
Tutor Perini Corp.*	1,625	26,780
		504,648
INFORMATION TECHNOLOGY (26.4%)
Adtran, Inc.	1,100	29,997
Advanced Energy Industries, Inc.*	1,125	13,826
Ariba, Inc.*	1,632	25,998
Brooks Automation, Inc.*	3,075	23,770
Ceragon Networks Ltd.*	2,587	19,144
Commvault Systems, Inc.*	1,080	24,300
comScore, Inc.*	1,587	26,138
CyberSource Corp.*	1,306	33,342
FormFactor, Inc.*	572	6,178

Forrester Research, Inc.*	1,408	42,606
Global Cash Access Hldgs., Inc.*	5,552	40,030
Harmonic, Inc.*	1,022	5,560
iGATE Corp.	1,377	17,653
Informatica Corp.*	1,994	47,617
Intevac, Inc.*	2,088	22,279
JDA Software Group, Inc.*	1,000	21,980
Lawson Software, Inc.*	3,738	27,287
LogMeIn, Inc.*	1,656	43,437
Mercury Computer Systems, Inc.*	2,375	27,859
Microsemi Corp.*	1,857	27,168
MKS Instruments, Inc.*	1,400	26,208
Monolithic Power Systems, Inc.*	1,246	22,254
Monotype Imaging Hldgs., Inc.*	2,243	20,209
Parametric Technology Corp.*	3,053	47,841
Plexus Corp.*	1,729	46,233
Polycom, Inc.*	750	22,343
Rackspace Hosting, Inc.*	1,250	22,925
RightNow Technologies, Inc.*	1,700	26,673
Riverbed Technology, Inc.*	1,196	33,034
Rogers Corp.*	950	26,382
Sapient Corp.	2,000	20,280
SAVVIS, Inc.*	1,225	18,069
Solera Hldgs., Inc.	810	29,322
Sourcefire, Inc.*	1,476	28,044
SuccessFactors, Inc.*	1,200	24,948
Super Micro Computer, Inc.*	3,098	41,823
Synaptics, Inc.*	642	17,655
Take-Two Interactive Software, Inc.*	1,825	16,425
Tibco Software, Inc.*	2,781	33,539
Virtusa Corp.*	891	8,313
Websense, Inc.*	1,625	30,713
Xyratex Ltd.*	1,750	24,763
		1,114,165
MATERIALS (4.2%)
Allied Nevada Gold Corp.*	1,450	28,536
Innophos Hldgs., Inc.	1,448	37,764
Silgan Hldgs., Inc.	874	24,804
US Gold Corp.*	11,964	59,940
Zep, Inc.	1,494	26,055
		177,099
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	2,239	38,085
Syniverse Hldgs., Inc.*	1,947	39,816
		77,901
TOTAL COMMON STOCKS (Cost: $3,413,935) 90.5%		3,813,314

TEMPORARY CASH INVESTMENTS (5) (Cost: $500,000) 11.9%		500,000

TOTAL INVESTMENTS (Cost: $3,913,935) 102.4%		4,313,314

OTHER NET ASSETS —2.4%		(101,682)

NET ASSETS 100.0%		$4,211,632

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (32.7%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,857,812
U.S. Treasury Note	AAA	1.00	12/31/11	1,500,000	1,510,958
U.S. Treasury Note	AAA	1.38	09/15/12	3,700,000	3,756,361
U.S. Treasury Note	AAA	1.88	06/30/15	500,000	501,914
U.S. Treasury Note	AAA	2.38	10/31/14	1,500,000	1,547,579
U.S. Treasury Note	AAA	3.13	05/15/19	1,000,000	1,020,859
U.S. Treasury Note	AAA	3.25	05/31/16	1,250,000	1,327,735
U.S. Treasury Note	AAA	3.25	07/31/16	1,250,000	1,325,098
U.S. Treasury Note	AAA	3.63	02/15/20	550,000	581,109
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	2,120,869
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,223,873
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,994,765
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	2,027,049
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	285,589
					21,081,570
U.S. GOVERNMENT AGENCIES (34.8%)
MORTGAGE-BACKED OBLIGATIONS (34.8%)
FHARM	AAA	4.64	09/01/39	311,606	328,405
FHARM	AAA	5.21	04/01/37	148,586	156,413
FHARM	AAA	5.24	02/01/36	237,588	253,031
FHARM	AAA	5.40	04/01/37	138,631	146,889
FHARM	AAA	5.43	05/01/37	301,188	323,080
FHARM	AAA	5.76	03/01/37	196,252	211,187
FHLMC	AAA	4.00	02/01/25	316,441	329,043
FHLMC	AAA	4.50	03/01/34	428,121	448,939
FHLMC	AAA	4.50	08/01/34	344,713	360,613
FHLMC	AAA	4.50	08/15/35	146,413	149,068
FHLMC	AAA	5.00	02/01/26	150,703	159,937
FHLMC	AAA	5.50	03/01/21	147,445	160,197
FHLMC	AAA	5.50	07/01/32	252,794	272,982
FHLMC	AAA	5.50	08/15/33	224,883	238,207
FHLMC	AAA	6.00	07/15/29	154,895	169,392
FHLMC	AAA	6.00	03/15/32	167,424	183,381
FNMA	AAA	4.00	05/01/19	205,588	217,276
FNMA	AAA	4.00	05/01/35	509,640	521,293
FNMA	AAA	4.50	05/01/18	109,601	117,062
FNMA	AAA	4.50	05/01/19	131,726	140,508
FNMA	AAA	4.50	08/01/33	330,944	347,088
FNMA	AAA	4.50	08/01/33	249,273	260,030
FNMA	AAA	4.50	09/01/33	673,982	706,859
FNMA	AAA	4.50	05/01/34	117,992	123,527
FNMA	AAA	4.50	06/01/34	246,299	257,852
FNMA	AAA	4.50	12/01/35	280,709	293,525
FNMA	AAA	4.50	05/01/40	499,432	521,392
FNMA	AAA	5.00	04/01/18	173,715	186,839
FNMA	AAA	5.00	09/01/18	97,015	104,344
FNMA	AAA	5.00	10/01/20	202,702	217,699
FNMA	AAA	5.00	06/01/33	478,242	508,600
FNMA	AAA	5.00	09/01/33	152,062	161,714

FNMA	AAA	5.00	11/01/33	419,637	446,275
FNMA	AAA	5.00	11/01/33	407,766	433,650
FNMA	AAA	5.00	03/01/34	105,632	112,338
FNMA	AAA	5.00	04/01/34	119,254	126,731
FNMA	AAA	5.00	04/01/34	73,850	78,480
FNMA	AAA	5.00	04/01/35	244,041	259,037
FNMA	AAA	5.00	06/01/35	146,617	155,626
FNMA	AAA	5.00	09/01/35	283,009	300,399
FNMA	AAA	5.00	11/25/35	250,000	272,199
FNMA	AAA	5.00	10/01/36	296,565	314,789
FNMA	AAA	5.00	05/01/39	418,397	446,918
FNMA	AAA	5.50	04/01/17	9,897	10,727
FNMA	AAA	5.50	05/01/17	8,152	8,836
FNMA	AAA	5.50	06/01/17	6,273	6,799
FNMA	AAA	5.50	09/01/19	66,044	71,746
FNMA	AAA	5.50	08/01/25	183,787	198,509
FNMA	AAA	5.50	01/01/27	116,584	125,828
FNMA	AAA	5.50	07/01/33	191,603	206,643
FNMA	AAA	5.50	09/01/33	117,502	126,725
FNMA	AAA	5.50	10/01/33	324,102	349,544
FNMA	AAA	5.50	03/01/34	109,428	118,018
FNMA	AAA	5.50	03/01/34	59,908	64,611
FNMA	AAA	5.50	07/01/34	112,656	121,323
FNMA	AAA	5.50	09/01/34	525,185	565,591
FNMA	AAA	5.50	09/01/34	138,076	148,699
FNMA	AAA	5.50	10/01/34	98,993	106,609
FNMA	AAA	5.50	02/01/35	139,320	150,039
FNMA	AAA	5.50	02/01/35	134,697	144,934
FNMA	AAA	5.50	04/01/35	220,550	237,312
FNMA	AAA	5.50	08/01/35	225,225	242,343
FNMA	AAA	5.50	11/01/35	216,666	233,132
FNMA	AAA	5.50	06/01/37	296,008	318,164
FNMA	AAA	5.50	11/01/38	168,618	180,168
FNMA	AAA	5.50	06/01/48	160,887	171,304
FNMA	AAA	6.00	04/01/23	146,017	161,309
FNMA	AAA	6.00	01/01/25	274,574	303,121
FNMA	AAA	6.00	03/01/28	190,630	207,825
FNMA	AAA	6.00	03/01/32	10,800	11,923
FNMA	AAA	6.00	04/01/32	30,183	33,293
FNMA	AAA	6.00	04/01/32	15,063	16,615
FNMA	AAA	6.00	05/01/32	27,230	30,035
FNMA	AAA	6.00	05/01/33	251,626	277,159
FNMA	AAA	6.00	09/01/34	204,846	224,735
FNMA	AAA	6.00	10/01/34	262,180	287,636
FNMA	AAA	6.00	11/01/34	160,427	176,003
FNMA	AAA	6.00	12/01/36	197,473	214,919
FNMA	AAA	6.00	01/01/37	172,920	188,196
FNMA	AAA	6.00	05/01/37	162,879	175,691
FNMA	AAA	6.00	07/01/37	153,397	166,661
FNMA	AAA	6.00	08/01/37	273,314	296,947
FNMA	AAA	6.00	12/01/37	91,422	99,328
FNMA	AAA	6.00	10/25/44	172,733	189,925
FNMA	AAA	6.00	02/25/47	136,544	150,134
FNMA	AAA	6.00	12/25/49	222,623	244,781

FNMA	AAA	6.50	09/01/16	4,881	5,313
FNMA	AAA	6.50	03/01/17	12,995	14,182
FNMA	AAA	6.50	05/01/17	5,055	5,517
FNMA	AAA	6.50	06/01/17	46,284	50,511
FNMA	AAA	6.50	04/01/32	9,583	10,699
FNMA	AAA	6.50	05/01/32	32,231	35,985
FNMA	AAA	6.50	05/01/32	31,259	34,899
FNMA	AAA	6.50	07/01/32	26,885	30,016
FNMA	AAA	6.50	07/01/34	129,884	144,159
FNMA	AAA	6.50	09/01/34	82,066	91,086
FNMA	AAA	6.50	09/01/36	129,989	141,554
FNMA	AAA	6.50	05/01/37	123,522	135,476
FNMA	AAA	6.50	09/01/37	176,235	193,292
FNMA	AAA	6.50	05/01/38	142,286	156,026
FNMA	AAA	7.00	09/01/31	11,407	12,921
FNMA	AAA	7.00	11/01/31	7,451	8,440
FNMA	AAA	7.00	04/01/32	29,262	33,088
FNMA	AAA	7.00	01/25/44	319,949	355,594
FNMA	AAA	7.50	06/01/31	5,218	5,948
FNMA	AAA	7.50	02/01/32	15,598	17,789
FNMA	AAA	7.50	04/01/32	7,632	8,687
FNMA	AAA	7.50	06/01/32	7,507	8,545
FNMA	AAA	8.00	03/01/31	5,101	5,908
FNMA	AAA	8.00	04/01/32	8,599	9,963
FNMA	AAA	8.00	04/01/32	1,360	1,577
GNMA (6)	AAA	5.00	11/15/39	346,510	370,073
GNMA (6)	AAA	6.27	10/16/27	1,143,127	1,210,020
GNMA (6)	AAA	6.50	04/15/31	2,601	2,914
GNMA (6)	AAA	6.50	10/15/31	13,966	15,642
GNMA (6)	AAA	6.50	12/15/31	4,157	4,656
GNMA (6)	AAA	6.50	05/15/32	3,447	3,841
GNMA (6)	AAA	7.00	05/15/31	9,672	10,988
GNMA (6)	AAA	7.00	09/15/31	3,718	4,224
GNMA (6)	AAA	7.00	09/15/31	714	811
GNMA (6)	AAA	7.00	05/15/32	1,613	1,833
GNMA (6)	AAA	7.00	10/20/38	45,229	49,112
Vendee Mortgage Trust (6)	AAA	5.25	01/15/32	346,240	372,045
					22,449,988
CORPORATE DEBT (31.1%)
CONSUMER DISCRETIONARY (4.5%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	279,625
Black & Decker Corp.	A	4.75	11/01/14	250,000	270,012
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	240,264
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	211,976
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	278,253
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	269,293
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	534,850
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	266,257
Scholastic Corp.	BB-	5.00	04/15/13	250,000	240,000
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	278,333
					2,868,863
CONSUMER STAPLES (2.1%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	285,974
Hershey Co.	A	4.85	08/15/15	250,000	273,948
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	273,743

Kroger Co.	BBB	4.95	01/15/15	250,000	269,275
Sara Lee Corp.	BBB	6.25	09/15/11	250,000	264,734
					1,367,674
ENERGY (4.2%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	259,562
Enbridge, Inc.	A-	5.80	06/15/14	150,000	167,304
Knight, Inc.	BB	5.15	03/01/15	250,000	237,500
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	258,474
Noble Corp.	A-	7.50	03/15/19	250,000	299,453
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	954,986
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	255,641
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	266,543
					2,699,463
FINANCIALS (11.3%)
Anadarko Finance Co.	BBB-	6.75	05/01/11	250,000	247,643
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	275,285
Berkshire Hathaway Finance	AA+	4.20	12/15/10	250,000	253,843
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	264,061
Capital One Bank	BBB+	5.75	09/15/10	250,000	251,972
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	261,936
Colonial Realty LP	BB+	4.80	04/01/11	200,000	197,205
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	225,136
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	485,820
First Industrial LP	BB	6.88	04/15/12	250,000	255,003
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	520,486
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	537,321
GMAC LLC	B	0.00	12/01/12	500,000	417,500
HCP, Inc.	BBB	4.88	09/15/10	250,000	251,205
HCP, Inc.	BBB	5.65	12/15/13	250,000	263,776
Lincoln National Corp.	A-	5.65	08/27/12	200,000	211,540
Markel Corp.	BBB	6.80	02/15/13	150,000	160,727
National City Corp.	A	4.00	02/01/11	250,000	251,875
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	250,000	256,488
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	273,880
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	334,281
Protective Life Corp.	A-	7.38	10/15/19	310,000	336,583
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	258,107
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	256,700
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	268,021
					7,316,394
HEALTH CARE (1.7%)
Allergan, Inc.	NR	5.75	04/01/16	250,000	292,477
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	250,000	257,500
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	269,697
Wyeth	AA	5.50	03/15/13	250,000	276,519
					1,096,193
INDUSTRIALS (2.4%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	264,873
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	254,766
Masco Corp.	BBB	5.88	07/15/12	200,000	205,842
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	263,146
Steelcase, Inc.	BBB-	6.50	08/15/11	250,000	255,150
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	322,190
					1,565,967

INFORMATION TECHNOLOGY (0.4%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	256,798

MATERIALS (2.0%)
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	269,104
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	257,948
PolyOne Corp.	B	7.50	12/15/15	250,000	243,750
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	275,115
Vulcan Materials Co.	BBB	7.00	06/15/18	200,000	222,817
					1,268,734
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	A	7.00	03/15/16	250,000	293,446
CenturyLink, Inc.	BBB-	5.00	02/15/15	250,000	251,059
					544,505
UTILITIES (1.7%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	268,103
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	272,558
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	282,125
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	253,941
					1,076,727
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,017,202) 98.6%					63,592,876

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.2%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/10	1,430,000	1,430,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,430,000) 2.2%					1,430,000

TEMPORARY CASH INVESTMENTS (4) (Cost: $64,700) 0.1%					64,700

TOTAL INVESTMENTS (Cost: $61,511,902) 100.9%					65,087,576

OTHER NET ASSETS —0.9%					(553,896)

NET ASSETS 100.0%					$64,533,680

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.7%)
U.S. Treasury Bill	AAA	0.13	08/19/10	3,100,000	3,099,451
U.S. Treasury Bill	AAA	0.16	08/26/10	3,437,000	3,436,171
					6,535,622
U.S. GOVERNMENT AGENCIES (25.4%)
FHLB	AAA	0.17	07/02/10	200,000	199,999
FHLB	AAA	0.18	07/16/10	2,949,000	2,948,779
FHLB	AAA	0.18	08/05/10	900,000	899,842
FHLMC	AAA	0.16	07/06/10	4,470,000	4,469,904
FHLMC	AAA	0.18	07/06/10	364,000	363,991
FHLMC	AAA	0.18	07/14/10	870,000	869,943
FHLMC	AAA	0.19	07/19/10	300,000	299,971
FNMA	AAA	0.16	07/14/10	900,000	899,955
FNMA	AAA	0.18	07/09/10	728,000	727,971
FNMA	AAA	0.18	07/12/10	500,000	499,984
FNMA	AAA	0.19	07/09/10	265,000	264,989
FNMA	AAA	0.20	08/02/10	300,000	299,947
FNMA	AAA	0.20	08/04/10	270,000	269,949
					13,015,224
COMMERCIAL PAPER (62.6%)
Abbott Laboratories†	A-1+	0.20	08/10/10	700,000	699,844
Alabama Power Co.†	A-1	0.16	07/06/10	1,300,000	1,299,971
AT&T, Inc.†	A-1	0.20	07/30/10	1,350,000	1,349,782
Baker Hughes, Inc.†	A-1	0.20	07/02/10	1,350,000	1,349,993
Becton, Dickinson & Co.	A-1+	0.20	07/19/10	1,350,000	1,349,865
Campbell Soup Co.†	A-1	0.20	07/01/10	517,000	517,000
Campbell Soup Co.†	A-1	0.20	07/07/10	800,000	799,973
Coca-Cola Co.†	A-1	0.24	07/12/10	1,350,000	1,349,901
Dell Inc.†	A-1	0.19	07/23/10	1,350,000	1,349,843
Disney (Walt) Co.†	A-1	0.19	07/23/10	1,300,000	1,299,849
Ecolab, Inc.†	A-1	0.21	07/28/10	1,350,000	1,349,787
Emerson Electric Co.†	A-1	0.16	08/05/10	250,000	249,961
Emerson Electric Co.†	A-1	0.17	07/16/10	850,000	849,940
Emerson Electric Co.†	A-1	0.22	07/26/10	250,000	249,962
General Electric Capital Svcs.	A-1+	0.28	08/27/10	800,000	799,645
General Electric Capital Svcs.	A-1+	0.34	08/06/10	550,000	549,813
Hewlett-Packard Co.†	A-1	0.19	07/30/10	1,350,000	1,349,793
Int’l. Business Machines Corp.†	A-1	0.19	07/02/10	1,350,000	1,349,993
Kimberly-Clark Worldwide†	A-1+	0.19	07/06/10	1,350,000	1,349,964
Madison Gas & Electric	A-1+	0.20	07/15/10	850,000	849,934
Madison Gas & Electric	A-1+	0.20	07/26/10	500,000	499,931
Medtronic, Inc.†	A-1+	0.21	08/10/10	1,325,000	1,324,691
Merck & Co. Inc.†	A-1+	0.17	07/27/10	1,350,000	1,349,834
National Rural Utilities	A-1	0.19	08/10/10	1,350,000	1,349,715
Nestle Capital Corp.†	A-1+	0.20	07/01/10	500,000	500,000
Nestle Capital Corp.†	A-1+	0.23	08/06/10	870,000	869,800
NetJets, Inc.†	A-1+	0.21	07/06/10	800,000	799,979
NetJets, Inc.†	A-1+	0.22	08/09/10	350,000	349,917
NSTAR Electric Co.	A-1	0.17	07/22/10	1,200,000	1,199,881
PepsiCo, Inc.†	A-1	0.19	08/06/10	850,000	849,838

Toyota Motor Credit Corp.	A-1+	0.43	08/06/10	550,000	549,763
United Technologies Corp.†	A-1	0.17	07/28/10	750,000	749,904
Wal-Mart Stores, Inc.†	A-1+	0.17	07/09/10	1,400,000	1,399,947
					32,108,013
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $51,658,838) 100.7%					51,658,859

TOTAL INVESTMENTS (Cost: $51,658,838) 100.7%					51,658,859

OTHER NET ASSETS —0.7%					(359,387)

NET ASSETS 100.0%					$51,299,472

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2010, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$148,182	0.5%
EQUITY INDEX FUND	$530,000	1.3%
MID-CAP EQUITY INDEX FUND	$800,000	3.2%
SMALL CAP VALUE FUND	$73,316	1.5%
BOND FUND	$2,766,391	4.3%
MONEY MARKET FUND	$24,959,466	48.7%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of June 30, 2010, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	19	E-mini S&P 500 Stock Index	P	September 2010	$975,270	$(78,803)	3.0%
EQUITY INDEX FUND	61	E-mini S&P 500 Stock Index	P	September 2010	$3,131,130	$(203,318)	7.9%
MID-CAP EQUITY INDEX FUND	24	E-mini S&P MidCap 400 Stock Index	P	September 2010	$1,704,000	$(130,351)	6.8%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(4)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2010 was 0.15%.

(5)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2010 was 0.10%.

(6)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2010, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2010, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$15,906,864	—	—		$15,906,864
Common Stock - Active	$14,897,962	—	$148,182	(1)(2)	$15,046,144
Convertible Preferred Stock	—	$16,268	—		$16,268
Short-Term Debt	—	$499,923	—		$499,923
Temporary Cash Investments	—	$755,500	—		$755,500
	$30,804,826	$1,271,691	$148,182		$32,224,699

Equity Index Fund
Common Stock	$36,257,839	—	—		$36,257,839
Short-Term Debt Securities	—	$3,129,518	—		$3,129,518
	$36,257,839	$3,129,518	—		$39,387,357

Mid-Cap Equity Index Fund
Common Stock	$23,224,159	—	—		$23,224,159
Short-Term Debt Securities	—	$1,699,716	—		$1,699,716
Temporary Cash Investments	—	$37,100	—		$37,100
	$23,224,159	$1,736,816	—		$24,960,975
Small Cap Value Fund
Common Stock	$4,304,601	—	$73,316	(2)	$4,377,917
Convertible Preferred Stock	—	$14,478	—		$14,478
Temporary Cash Investments	—	$450,000	—		$450,000
	$4,304,601	$464,478	$73,316		$4,842,395
Small Cap Growth Fund
Common Stock	$3,813,314	—	—		$3,813,314
Temporary Cash Investments	—	$500,000	—		$500,000
	$3,813,314	$500,000	—		$4,313,314

Bond Fund
U.S. Government Debt	—	$21,081,570	—		$21,081,570
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,449,988	—		$22,449,988
Corporate Debt	—	$20,061,318	—		$20,061,318
Short-Term Debt Securities	—	$1,430,000	—		$1,430,000
Temporary Cash Investments	—	$64,700	—		$64,700
	—	$65,087,576	—		$65,087,576

Money Market Fund
U.S. Government Debt	—	$6,535,622	—		$6,535,622
U.S. Government Agency Short-Term Debt	—	$13,015,224	—		$13,015,224
Commercial Paper	—	$32,108,013	—		$32,108,013
	—	$51,658,859	—		$51,658,859
Other Financial Instruments:*
All America Fund	$(78,803)	—	—		$(78,803)
Equity Index Fund	$(203,318)	—	—		$(203,318)
Mid-Cap Equity Index Fund	$(130,351)	—	—		$(130,351)

*                 Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)         Includes security issued by Ellora Energy, Inc. included in the Energy section of the active asset segment of the All America Fund.

(2)         Includes securities issued by Ellington Financial LLC and NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund and in the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Six Months Ended June 30, 2010

						Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	June 30,	June 30, 2010 Included
	2009	(Losses) (b)	Level 3 (c)	Level 3 (c)	2010	in Statement of Operations
All America Fund	$120,994	$5,438	$21,750	—	$148,182	$5,438
Small Cap Value Fund	$75,270	$(1,954)	—	—	$73,316	$(1,954)

(b)         Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(c)          Reflects transfers out of/into Level 2, respectively, depending on the use of calculated fair values as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2010 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$3,434,185	$4,029,132	$906,327	$663,308
Unrealized Depreciation	(6,498,114)	(8,715,194)	(4,415,700)	(393,525)
Net	$(3,063,929)	$(4,686,062)	$(3,509,373)	$269,783
Tax Cost of Investments	$35,288,628	$44,073,420	$28,470,349	$4,572,612

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$628,348	$3,642,547	$20
Unrealized Depreciation	(240,438)	(66,874)	(4)
Net	$387,910	$3,575,673	$16
Tax Cost of Investments	$3,925,404	$61,511,903	$51,658,842

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.
(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 2, 2010

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 2, 2010